   As filed with the Securities and Exchange Commission on June 2, 1997

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933                            [_]

            File No. 2-78736

            Pre-Effective Amendment No.___                      [_]

            Post-Effective Amendment No. 16                     [X]

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940                    [_]

            File No. 811-3531

            Amendment No. 17                                    [X]

                         NUVEEN TAX-FREE RESERVES, INC.
               (Exact Name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois                               (Zip Code)
    (Address of Principal Executive
                Offices)
       Registrant's Telephone Number, Including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice President and Assistant Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[_]   Immediately upon filing        [_]   on (date) pursuant to paragraph
      pursuant to paragraph (b)            (a)(1)

[_]   on June 4, 1997 pursuant       [X]   75 days after filing pursuant
      to paragraph (b)                     to paragraph (a)(2)

[_]   60 days after filing           [_]   on (date) pursuant to paragraph
      pursuant to paragraph (a)(1)         (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.


PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED FEBRUARY 28, 1997, WAS FILED ON OR ABOUT APRIL 29, 1997.

                        CALCULATION OF REGISTRATION FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          PROPOSED       PROPOSED
                                             AMOUNT       MAXIMUM        MAXIMUM      AMOUNT OF
          TITLE OF SECURITIES                BEING     OFFERING PRICE   AGGREGATE    REGISTRATION
            BEING REGISTERED               REGISTERED     PER UNIT    OFFERING PRICE     FEE*
-------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value..  147,858,855      $1.00       $147,858,855    $100.00

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $467,712,524. The total amount of redeemed securities used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) was $320,183,669. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $147,528,855.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NUVEEN TAX-FREE RESERVES, INC.

                                    CONTENTS

                                       OF

                      POST-EFFECTIVE AMENDMENT NO. 16

                                       TO

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                FILE NO. 2-78736

                                      AND

                             AMENDMENT NO. 17

                                       TO

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-3531

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Table of Contents

                 Cross-Reference Sheet

                 Part A--The Prospectus

                 Part B--The Statement of Additional Information

                 Copy of Annual Report to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C--Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                         NUVEEN TAX-FREE RESERVES, INC.

                               -----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

  ITEM IN
   PART A
 OF FORM N-
     1A                                 PROSPECTUS LOCATION
 ----------                             -------------------
    1       Cover Page
    2(a)    Fund Expenses
     (b)    Highlights
     (c)    Highlights
    3(a)    Financial Highlights
     (b)    Not applicable
     (c)    Yield
     (d)    Not applicable
    4(a)    General Information--Capital Stock; The Fund and Its Investment Objective;
            Investment Policies
     (b)    Investment Policies
     (c)    Investment Policies
    5(a)    Management of the Fund
     (b)    Management of the Fund
     (c)    Not applicable
     (d)    General Information--Custodian, Shareholder Services Agent and Transfer
            Agent; Management of the Fund
     (e)    General Information--Custodian, Shareholder Services Agent and Transfer
            Agent
     (f)    Not applicable
     (g)    Not applicable
    5A      Not applicable
    6(a)    General Information--Capital Stock
     (b)    Not applicable
     (c)    Not applicable
     (d)    Not applicable
     (e)    General Information--Investor Inquiries
     (f)    Dividends and Taxes
     (g)    Dividends and Taxes--Tax Matters
     (h)    Not applicable
    7(a)    Management of the Fund
     (b)    Net Asset Value; How to Buy Fund Shares
     (c)    How to Buy Fund Shares
     (d)    How to Buy Fund Shares

  ITEM IN
   PART A
 OF FORM N-
     1A                                 PROSPECTUS LOCATION
 ----------                             -------------------
    (e)     How to Buy Fund Shares--Distribution and Service Plan
    (f)     How to Buy Fund Shares--Distribution and Service Plan
   8(a)     How to Redeem Fund Shares
    (b)     How to Redeem Fund Shares--Regular Redemption Procedure
    (c)     Not applicable
    (d)     How to Redeem Fund Shares
   9        Not applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

  ITEM IN
   PART B
 OF FORM N-                            LOCATION IN STATEMENT
     1A                              OF ADDITIONAL INFORMATION
 ----------                          -------------------------
   10       Cover Page
   11       Cover Page
   12       Not applicable
   13       Fundamental Policies and Investment Portfolio
   14(a)    Management
     (b)    Management
     (c)    Management
   15(a)    Not applicable
     (b)    Not applicable
     (c)    Management
   16(a)    Investment Adviser and Investment Management Agreement; Management
     (b)    Investment Adviser and Investment Management Agreement; see also
            "Management of the Fund" in the Prospectus
     (c)    Not applicable
     (d)    Not applicable
     (e)    Not applicable
     (f)    Distribution and Service Agreements, see also "How to Buy Fund Shares--
            Distribution and Service Plan" in the Prospectus
     (g)    Not applicable
     (h)    Independent Public Accountants and Custodian
     (i)    Not applicable
   17(a)    Portfolio Transactions
     (b)    Not applicable
     (c)    Portfolio Transactions
     (d)    Not applicable
     (e)    Not applicable
   18(a)    See "How to Redeem Fund Shares" and "General Information--Capital Stock" in
            the Prospectus
     (b)    Not applicable
   19(a)    See "How to Buy Fund Shares" in the Prospectus
     (b)    Net Asset Value; Financial Statements--Statement of Net Assets; see also
            "Net Asset Value" in the Prospectus

  ITEM IN
  PART B
OF FORM N-                             LOCATION IN STATEMENT
    1A                               OF ADDITIONAL INFORMATION
----------                           -------------------------
   (c)      See "How to Redeem Fund Shares--Redemption in Kind" in the Prospectus
 20         Tax Matters
 21(a)      Distribution and Service Plan; see also "How to Buy Fund Shares" in the
            Prospectus
   (b)      Not applicable
   (c)      Not applicable
 22(a)      Yield Information
   (b)      Not applicable
 23         Incorporated by reference to Annual Report

                               PART A--PROSPECTUS

                         NUVEEN TAX-FREE RESERVES, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

NUVEEN

Money Market
Funds



June 24, 1997

Prospectus

Dependable, tax-free income
to help you keep more of
what you earn.


[PHOTO OF COUPLE APPEARS HERE]


Reserves

                    Nuveen Tax-Free Reserves, Inc.

                    JUNE 4, 1997

                    PROSPECTUS


                    Nuveen Tax-Free Reserves, Inc. (the "Fund") is an open-end, diversified management investment company with the objective of providing through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations as high a level of current interest income exempt from federal income tax as is consistent, in the view of Fund management, with stability of principal and the maintenance of liquidity. The Fund will value its portfolio securi-ties at amortized cost and seek to maintain a net asset value of $1.00 per share. There are no sales or redemption charges. The minimum initial investment is $1,000. The Fund is designed as a vehicle for direct investment of temporary cash balances in tax-exempt money market instruments.

                    This Prospectus, which should be retained for future reference, sets forth concisely the information about the Fund that a prospective investor ought to know before investing. A "Statement of Additional Informa-tion" dated June 4, 1997, containing further informa-tion about the Fund has been filed with the Securities and Exchange Commission, is incorporated by reference into this Prospectus, and may be obtained without charge from John Nuveen & Co. Incor-porated by calling (800) 621-7227.

                    An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                    Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit
                    Insurance Corporation, the Federal Reserve Board or any other agency.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-PROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    John Nuveen & Co. Incorporated

                    For information, call toll-free (800) 621-7227

                                      ---

Contents

  2  Summary of Fund Expenses
  3  Highlights
  4  Financial Highlights
  4  Yield
  5  The Fund and its Investment
     Objective and Policies
  7  Management of the Fund
  7  Dividends and Taxes
  8  Net Asset Value
  9  How to Buy Fund Shares
 11  How to Redeem Fund Shares
 13  General Information
 14  Taxable Equivalent Yield Tables

Summary of Fund Expenses

The following tables illustrate all expenses and fees that a shareholder of the Fund will incur. The expenses and fees shown are for the fiscal year ended Feb-ruary 28, 1997.

SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------
Sales charges imposed on purchases             None
Sales charges imposed on reinvested dividends  None
Redemption fees                                None
Exchange fees                                  None

ANNUAL OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------
Management fees                                         .50%
12b-1 fees                                              .05%
Other operating expenses, after expense reimbursements  .20%
------------------------------------------------------------
Total expenses, after expense reimbursements            .75%
------------------------------------------------------------

The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table below, the Fund charges no redemption fees of any kind.

1 YEAR                 3 YEARS                               5 YEARS                               10 YEARS
-----------------------------------------------------------------------------------------------------------
    $8                     $24                                   $42                                    $93

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. This example assumes that the percentage amounts listed under Annual Operating Expenses remains the same in each of the periods.

The purpose of the foregoing tables is to assist you in understanding all expenses and fees that you would bear directly or indirectly as an investor in the Fund.

As discussed under "Management of the Fund" and reflected in the tables above, the management fee is reduced or Nuveen Advisory assumes certain Fund expenses in an amount necessary to prevent the total expenses of the Fund in any fiscal year from exceeding .75 of 1% of average daily net assets. Without expense reimbursements, for the fiscal year ended February 28, 1997, other operating expenses would have been .25 of 1% of the average daily net assets, and total expenses would have been .80 of 1% of the average daily net assets. See "Man-agement of the Fund."


                                      ---

Highlights

Nuveen Tax-Free Reserves, Inc. (the "Fund") is an open-end, diversified manage-ment investment company with the objective of providing, through investment in a professionally managed portfolio of high quality short-term Municipal Obliga-tions, as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund will value its portfolio at amortized cost and seek to maintain a net asset value of $1.00 per share. There is no guarantee that this value will be maintained. See "Net Asset Value" on page 8 and "The Fund and Its Investment Objective and Policies" on page 5.


The Fund intends to qualify, as it has in prior years, for tax treatment as a regulated investment company and to satisfy conditions that will enable inter-est income which is exempt from federal income tax in the hands of the Fund to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions may not be exempt from state or local income taxes. See "Divi-dends and Taxes" on page 7.

HOW TO BUY FUND SHARES

Fund shares may be purchased on days on which the Federal Reserve Bank of Bos-ton is normally open for business ("business days") at the net asset value next determined after an order is received together with payment in federal funds. The minimum initial investment is $1,000. Subsequent investments for the account of the shareholder must be in amounts of $100 or more. See "How to Buy Fund Shares" on page 9. For further information about the Fund or for assis-tance in opening an account, please call Nuveen toll-free at (800) 621-7227.


HOW TO REDEEM FUND SHARES

Shareholders may redeem shares at the net asset value next computed after receipt of a redemption request in proper form on any business day. There is no redemption fee. See "How to Redeem Fund Shares" on page 11.

DIVIDENDS AND REINVESTMENT

The Fund will declare dividends daily from its accumulated net income and dis-tribute the dividends monthly in the form of additional shares or, at the option of the investor, in cash. See "Dividends and Taxes" on page 7.

INVESTMENT ADVISER AND PRINCIPAL UNDERWRITER

John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter of the Fund. The Fund has a Distribution and Service Plan under which the Fund and Nuveen pay fees to qualifying organizations for servicing shareholder accounts. See "How to Buy Fund Shares--Distribution and Service Plan" on page 9. Nuveen Advisory Corp. ("Nuveen Advisory"), a wholly-owned subsidiary of Nuveen, is the Fund's investment adviser and receives an annual management fee ranging from .5 of 1% of the first $500 million of average daily net assets to .45 of 1% of average daily net assets over $1 billion. See "Management of the Fund" on page 7.

INVESTMENTS

The Fund invests primarily in municipal money market instruments. The Fund may invest a portion of its assets in debt obligations which are not rated, and variable rate or floating rate obligations. Investors are urged to read the descriptions of these investments and practices set forth in this Prospectus. See "Investment Policies" beginning on page 5.

The information set forth above should be read in conjunction with the detailed information set forth elsewhere in this Prospectus.

                                      ---

Financial Highlights

The following financial information has been derived from the Fund's financial statements, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report appearing in the Fund's Annual Report, and should be read in conjunction with the financial statements and related notes appearing in the Annual Report.

Selected data for a share of Common Stock outstanding throughout each period is as follows:

                                         INCOME FROM
                                    INVESTMENT OPERATIONS     LESS DISTRIBUTIONS
                                   ----------------------- ------------------------
                                                       NET
                                              REALIZED AND  DIVIDENDS                  NET  TOTAL
                         NET ASSET              UNREALIZED  FROM TAX-                ASSET RETURN
                             VALUE        NET  GAIN (LOSS) EXEMPT NET DISTRIBUTIONS  VALUE ON NET
                         BEGINNING INVESTMENT         FROM INVESTMENT  FROM CAPITAL END OF  ASSET
                         OF PERIOD    INCOME*  INVESTMENTS     INCOME         GAINS PERIOD  VALUE
-------------------------------------------------------------------------------------------------
 YEAR ENDED,
 2/28/97                    $1.000      $.029         $ -     $(.029)          $ -  $1.000 2.87%
 2/29/96                     1.000       .032           -      (.032)            -   1.000 3.23
 2/28/95                     1.000       .025           -      (.025)            -   1.000 2.46
 2/28/94                     1.000       .018           -      (.018)            -   1.000 1.84
 2/28/93                     1.000       .023           -      (.023)            -   1.000 2.34
 5 MONTHS ENDED 2/29/92      1.000       .015           -      (.015)            -   1.000 1.45
 YEAR ENDED,
 9/30/91                     1.000       .046           -      (.046)            -   1.000 4.57
 9/30/90                     1.000       .055           -      (.055)            -   1.000 5.45
 9/30/89                     1.000       .057           -      (.057)            -   1.000 5.70
 9/30/88                     1.000       .045           -      (.045)            -   1.000 4.52
-------------------------------------------------------------------------------------------------
                                               RATIOS/SUPPLEMENTAL DATA
                         --------------------------------------------------------------------
                                                   RATIO OF NET                  RATIO OF NET
                                         RATIO OF    INVESTMENT       RATIO OF     INVESTMENT
                         NET ASSETS   EXPENSES TO     INCOME TO    EXPENSES TO      INCOME TO
                             END OF   AVERAGE NET   AVERAGE NET    AVERAGE NET    AVERAGE NET
                         PERIOD (IN ASSETS BEFORE ASSETS BEFORE   ASSETS AFTER   ASSETS AFTER
                         THOUSANDS) REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT* REIMBURSEMENT*
-------------------------------------------------------------------------------------------------
 YEAR ENDED,
 2/28/97                   $304,087         .80%         2.82%           .75%          2.87%
 2/29/96                    339,662         .79          3.18            .75           3.22
 2/28/95                    351,606         .78          2.40            .75           2.43
 2/28/94                    404,201         .80          1.78            .75           1.83
 2/28/93                    450,746         .74          2.35            .74           2.35
 5 MONTHS ENDED 2/29/92     477,127         .75+         3.48+           .75+          3.48+
 YEAR ENDED,
 9/30/91                    451,808         .72          4.56            .72           4.56
 9/30/90                    430,206         .73          5.45            .73           5.45
 9/30/89                    390,258         .72          5.69            .72           5.69
 9/30/88                    409,653         .73          4.52            .73           4.52
-------------------------------------------------------------------------------------------------

* Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (see Notes to Financial Statements in the Annual Report).


+ Annualized.

Yield

From time to time, the Fund may advertise its "yield," "effective yield" and "taxable equivalent yield." The Fund's "yield" refers to the rate of income generated by an investment in the Fund over a specified seven-day period, expressed as an annualized figure. "Effective yield" is calculated similarly except that, when annualized, the income earned by the investment is assumed to be reinvested. Due to this compounding effect, the effective yield will be slightly higher than the yield. Yield figures will fluctuate over time. "Tax-able equivalent yield" is the yield that a taxable investment would need to generate in order to equal the Fund's yield on an after-tax basis for an investor in a stated tax bracket (normally assumed to be the bracket with the highest marginal tax rate). A taxable equivalent yield quotation will be higher than the yield or the effective yield quotations for the Fund. Additional information concerning performance figures appears in the Statement of Additional Information.

Based on the seven-day period ended February 28, 1997, the yield, effective yield and taxable equivalent yield (using the maximum federal income tax rate of 39.6%) for the Fund were 2.79%, 2.83% and 4.62%, respectively.

This Prospectus may be in use for a full year and it can be expected that dur-ing this period there will be material fluctuations in yield from that quoted above. For information as to current yields, please call Nuveen at (800) 621-7227.

                                      ---

The Fund and Its Investment Objective
and Policies

INVESTMENT OBJECTIVE
The Fund is an open-end, diversified management investment company which has the objective of providing, through investment in a professionally managed portfolio of high quality short-term Municipal Obligations (described below), as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund's investment objective is a funda-mental policy of the Fund and may not be changed without the approval of the holders of a majority of the shares. The Fund values its portfolio securities at amortized cost and seeks to maintain a constant net asset value of $1.00 per share. There is risk in all investments and, therefore, there can be no assur-ance that the Fund's objective will be achieved.

INVESTMENT POLICIES
The Fund's investment assets will consist primarily of short-term Municipal Obligations which at the time of purchase are eligible for purchase by money market funds under applicable guidelines of the Securities and Exchange Commis-sion ("SEC"), and are: (1) bonds rated within the two highest long-term grades by Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or by Standard & Poor's Corporation ("S&P") (AAA or AA), or, in the case of municipal notes, rated MIG-1 or VMIG-1 by Moody's or SP-1 by S&P, or, in the case of municipal commercial paper, rated Prime-1 by Moody's or A-1 by S&P; (2) unrated, but which, in the opinion of Nuveen Advisory, have credit characteristics equiva-lent to obligations rated Aa, MIG-1, VMIG-1 or Prime-1 by Moody's, or AA, SP-1 or A-1 by S&P; and (3) tax-exempt project notes which at the time of purchase are secured by the full faith and credit of the U.S. Government as to payment of principal and interest. To the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risks in purchasing unrated Municipal Obligations than in purchasing comparable but rated Municipal Obliga-tions.

The investment portfolio of the Fund will be limited to obligations that mature within 397 days from the date of acquisition or that have variable or floating rates of interest (which rates vary with changes in specified market rates or indices such as a bank prime rate or tax-exempt money market index). The Fund may invest in such variable and floating rate instruments even if they carry stated maturities in excess of 397 days, provided that (1) certain conditions contained in rules and regulations issued by the SEC under the Investment Com-pany Act of 1940 are satisfied and (2) they permit the Fund to recover the full principal amount thereof upon specified notice. The Fund's right to obtain pay-ment at par on such an instrument could be adversely affected by events occur-ring between the date the Fund elects to tender the instrument and the date proceeds are due.

The types of short-term Municipal Obligations in which the Fund may invest include bond anticipation notes, tax anticipation notes, revenue anticipation notes, construction loan notes issued to provide construction financing for specific projects, and bank notes issued by governmental authorities to commer-cial banks as evidence of borrowings. Since these short-term securities fre-quently serve as interim financing pending receipt of anticipated funds from the issuance of long-term bonds, tax collections or other anticipated future revenues, a weakness in an issuer's ability to obtain such funds as anticipated could adversely affect the issuer's ability to meet its obligations on these short-term securities.

Because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

To help protect against such losses, the Fund has obtained from MBIA Insurance Corp. a commitment to issue, subject to certain conditions and at the Fund's request, insurance policies to cover certain Municipal Obligations held by the Fund that are backed by a credit agreement from one of a number of banks previ-ously approved by MBIA. If the bank were to deteriorate financially (under standards set forth in MBIA's commitment), the Fund could elect to purchase insurance on the underlying Municipal Obligation from MBIA, which would insure payment of regularly scheduled principal of and interest on the Municipal Obli-gation. Although this insurance would not guarantee the market value of the Municipal Obligations or the value of Fund shares, the Fund believes that its ability to obtain such insurance will enable the Fund to hold or sell theses securities at a price at or near their par value.

The Fund may purchase but to date has not purchased and has no present inten-tion to purchase "temporary investments," the income from which is subject to federal income tax. Under ordinary circumstances, the Fund may not invest more than 20% of its net assets in such temporary investments. However, during extraordinary circumstances the Fund may, for defensive purposes, invest more than 20% of its assets in such temporary investments. The Fund will invest only in temporary investments with remaining maturities of 397 days or less which, in the opinion of Nuveen Advisory, are of "high grade" quality. The foregoing restrictions and other limitations discussed herein will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisi-tion of securities.

Because investments of the Fund will consist of securities with relatively short maturities, the Fund can expect to have a high portfolio turnover rate. The Fund will maintain a dollar-weighted average portfolio maturity of not more than 90 days. During the fiscal year ended February 28,
                                      -5--

1997 the average maturity of the Fund's portfolio ranged from 26 to 53 days.

MUNICIPAL OBLIGATIONS
Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of such public facilities as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refinancing of outstanding obligations, the obtaining of funds for general operating expenses and for loans to other public institutions and facilities. In addition, certain industrial development bonds and pollution control bonds may be included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax.

Two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development and pollution control bonds are in most cases revenue bonds and do not gener-ally constitute the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obliga-tions, both within a particular classification and between classifications, depending on numerous factors.

Municipal Obligations can be further classified between bonds and notes. Bonds are issued to raise longer-term capital but, when purchased by the Fund, will have 397 days or less remaining until maturity or will have a variable or floating rate of interest. These issues may be either general obligation bonds or revenue bonds.

Notes are short-term instruments with a maturity of two years or less. Most notes are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated reve-nues.

Municipal Obligations also include very short-term unsecured, negotiable prom-issory notes, issued by states, municipalities, and their agencies, which are known as "tax-exempt commercial paper" or "municipal paper." Payment of princi-pal and interest on issues of municipal paper may be made from various sources, to the extent that funds are available therefrom. There is a limited secondary market for issues of municipal paper.

While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent consistent with its investment objective and limitations. Such notes may be issued for different purposes and with different security than those men-tioned above.

The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general money market and the Municipal Obliga-tion market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of those Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

The Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the reg-ular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to pur-chase securities on a when-issued or delayed delivery basis may involve an ele-ment of risk because the value of the securities is subject to market fluctuation. No interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

CERTAIN FUNDAMENTAL INVESTMENT POLICIES

The Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding shares of the Fund: (1) invest more than 5% of its total assets in securities of any one issuer, excluding the United States government, its agencies and instrumentalities; (2) invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors have been in operation for less than three years; (3) invest more than 10% of its assets in repurchase agreements maturing in more than seven days, "illiquid" securities (such as non-negotiable CDs) and securities without readily available market quotations; or (4) concentrate more than 25% of its assets in the securities of issuers in any sin-

                                      ---
gle industry; provided, however, that such limitation shall not be applicable to the purchase of Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of applying the policies of clauses (1) and (2), the "issuer" of a security shall be deemed to be the entity whose assets and revenues are committed to the payment of princi-pal and interest on such security, provided that the guarantee of an instrument will be considered a separate security (subject to certain exclusions allowed under the Investment Company Act of 1940).

For a more complete description of the fundamental and non-fundamental invest-ment policies summarized above and the other fundamental investment policies applicable to the Fund, see the Statement of Additional Information. The investment policies of the Fund specifically identified as fundamental, together with the Fund's investment objective, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined by the Investment Company Act of 1940, this means the vote of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

Management of the Fund

The management of the Fund, including general supervision of the duties per-formed by Nuveen Advisory under the Investment Management Agreement, is the responsibility of the Fund's Board of Directors.

Nuveen Advisory acts as the investment adviser for and manages the investment and reinvestment of the assets of the Fund. Its address is 333 West Wacker Drive, Chicago, Illinois 60606. Nuveen Advisory also administers the Fund's business affairs, provides office facilities and equipment and certain cleri-cal, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as directors or officers of the Fund if elected to such positions.

For the services and facilities furnished by Nuveen Advisory, the Fund has agreed to pay an annual management fee as follows:

AVERAGE DAILY NET ASSET
VALUE                       MANAGEMENT FEES
-------------------------------------------
For the first $500 million       .500 of 1%
For the next $500 million        .475 of 1%
For assets over $1 billion       .450 of 1%
-------------------------------------------

All fees and expenses are accrued daily and deducted before payment of divi-dends to investors. In addition to the management fee of Nuveen Advisory, the Fund pays all other costs and expenses of its operations. Included in the expenses paid by the Fund is its share of payments under the Distribution and Service Plan.

The management fee will be reduced or Nuveen Advisory will assume certain Fund expenses in an amount necessary to prevent the Fund's total expenses (including Nuveen Advisory's management fee and its share of payments under the Distribu-tion and Service Plan, but excluding interest, taxes, fees incurred in acquir-ing and disposing of portfolio securities and extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of the Fund. For the fiscal year ended February 28, 1997, management fees amounted to .50 of 1% of the Fund's average daily net assets, and total expenses, net of applicable expense reimbursements, amounted to .75 of 1% of average daily net assets. Without expense reimbursements, total expenses for the fiscal year ended February 28, 1997 would have been .80 of 1% of the Fund's average daily net assets.

Nuveen Advisory currently serves as investment adviser to 42 open-end funds (the "Nuveen Mutual Funds") and 52 exchange-traded municipal bond funds (the "Nuveen Exchange-Traded Funds"). As of the date of this Prospectus, Nuveen Advisory manages approximately $34 billion in assets held by the Nuveen Mutual Funds and the Nuveen Exchange-Traded Funds.

Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), 333 West Wacker Drive, Chicago, Illinois 60606. Over 1,000,000 individuals have invested to date in Nuveen's funds and unit trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota, and is principally engaged in providing property-liability insurance through subsidiaries.

Dividends and Taxes

DIVIDENDS
All of the net income of the Fund is declared on each calendar day as a divi-dend on shares entitled to such dividend. Net income of the Fund consists of all interest income accrued and discount earned on portfolio assets (adjusted for amortization of premium or discount on securities when required for federal income tax purposes), plus or minus any realized short-term gains or losses on portfolio instruments since the previous dividend declaration, less estimated expenses incurred subsequent to the previous dividend declaration. It is not expected that realized or unrealized gains or losses on portfolio instruments will be a meaningful factor in the computation of the Fund's net income. Divi-dends are paid monthly and are reinvested in additional shares of the Fund at net asset value or, at the shareholder's option, paid in cash. Net realized long-term capital gains, if any, will be paid not less frequently than annually and reinvested in additional shares of the Fund at net asset value unless the shareholder has elected to receive capital gains in cash. The Fund does not anticipate realizing any significant long-term capital gains or losses.

                                      ---

FEDERAL INCOME TAX MATTERS
The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for tax treatment as a regulated investment company. In order to qualify for treatment as a regu-lated investment company, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that is currently distributed to shareholders. The Fund also intends to satisfy conditions which will enable interest income from Municipal Obligations, that is exempt from federal income tax in the hands of the Fund, to retain such tax-exempt status when distributed to the share-holders of the Fund. Distributions of interest income on Municipal Obligations may not be exempt from state or local income taxes.

Distributions by the Fund of net interest income received, if any, from taxable temporary investments and net short-term capital gains, if any, realized by the Fund will be taxable to shareholders as ordinary income. So long as the Fund qualifies as a regulated investment company under the Code, distributions to shareholders will not qualify for the dividends received deduction for corpora-tions. If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its taxable income for that year, and the entire amount of distributions to shareholders would be taxable to shareholders as ordinary income.

The Code provides that interest on indebtedness incurred or continued to pur-chase or carry tax-free investments, such as shares of the Fund, is not deduct-ible. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Tax-exempt income is taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax.

The Fund may invest in the type of private activity bonds the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substan-tial users. Accordingly, the Fund may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related per-son" thereof. Such persons should consult their tax advisers before investing in the Fund.

The Fund may invest in private activity bonds, the interest on which is a spe-cific item of tax preference for purposes of computing the alternative minimum tax on corporations and individuals. This type of private activity bond includes most industrial and housing revenue bonds. Shareholders whose tax lia-bility is determined under the alternative minimum tax will be taxed on their share of the Fund's exempt-interest dividends that were paid from income earned on these bonds. In addition, the alternative minimum taxable income for corpo-rations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Fund that would otherwise be tax exempt, is included in calculating a corporation's adjusted current earnings.

The Fund is required in certain circumstances to withhold 31% of taxable divi-dends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifi-cates, or who are otherwise subject to back-up withholding.

The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be ret-roactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the federal, state and local tax consequences to its shareholders.

STATE AND LOCAL TAX MATTERS
The exemption from federal income tax for distributions of interest income from Municipal Obligations which are designated exempt interest dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and share-holders of the Fund are advised to consult their own tax advisers in that regard.

Net Asset Value

Net asset value of the Fund's shares will be determined by The Chase Manhattan Bank, the Fund's custodian, as of 12:00 noon Eastern Time, on each day on which the Federal Reserve Bank of Boston is normally open for business (a "business day") and as of 12:00 noon, Eastern Time, on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities such that the current net asset value of the Fund's shares might be materially affected by changes in the value of portfolio securities. The net asset value per share will be computed by dividing the sum of the value of the portfolio securities held by the Fund, plus cash or other assets, less liabilities, by the total number of shares outstanding at such time.

                                      ---

The Fund seeks to maintain a net asset value of $1.00 per share. In this con-nection, the Fund values its portfolio securities on the basis of their amor-tized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For a more complete description of the amortized cost valuation method and its effect on existing and prospective shareholders, see the Statement of Additional Information. There can be no assurance that the Fund will be able at all times to maintain a net asset value of $1.00 per share.

How to Buy Fund Shares

IN GENERAL

Fund shares may be purchased on business days (as defined under "Net Asset Val-ue") at the net asset value which is next computed after receipt of an order in proper form and receipt of payment in federal funds. Purchases by federal funds are recommended. However, purchases may also be made by bank wire, Federal Reserve draft or check. The minimum initial investment is $1,000. Subsequent investments for the account of the shareholder must be in amounts of $100 or more. The Fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements. The Fund has waived the foregoing minimum investment requirements for holders of certificates of beneficial interest in the various unit trusts sponsored by Nuveen who are reinvesting distributions from such investment trusts in the Fund. The Fund reserves the right to reject purchase orders and to waive or increase the minimum investment requirements.

In order to maximize the earnings on its assets, the Fund strives to be invested as completely as practicable. The Fund is normally required to make settlement in federal funds for securities purchased. Accordingly, orders for Fund shares may be made, and become effective on business days, as follows:

PURCHASE BY TELEPHONE

To open an account, call Nuveen toll-free at (800) 858-4084 to obtain an account number and instructions. Information concerning the account such as name, address and social security or tax identification number will be taken over the telephone. Payments may be made by wire transfer to the United Mis-souri Bank of Kansas City, N.A. as follows:

United Missouri Bank of Kansas City, N.A.
ABA #101000695
Nuveen Tax-Free Reserves, Inc.
Shareholder Account No. (see above):
Shareholder Account Name:

You will be required to complete an application and mail it to the Fund after making the initial telephone purchase. Subsequent investments may be made by following the same wire transfer procedure.

If an order is received by Nuveen by 12:00 noon, Eastern Time, and federal funds are received by United Missouri Bank of Kansas City, N.A. on the same day by 3:00 p.m., Eastern Time, the order is effective that day. If both the order and federal funds are not received by the times specified above, the order will become effective the following business day.

PURCHASE BY MAIL
To open an account, complete an application form and mail it with a check or Federal Reserve draft to Nuveen Tax-Free Reserves, Inc., P.O. Box 5330, Denver, Colorado 80217-5330. Subsequent investments may be made by mailing a check with the investor's account number to the above address. The order becomes effective as soon as the check or draft is converted to federal funds. This usually occurs one business day after receipt, but may take longer.

FUND DIRECT - ELECTRONIC FUNDS TRANSFER

You can use Fund Direct to link your Fund account to your account at your bank or other financial institution which will enable you to send money electroni-cally between those accounts to perform a variety of account transactions. These include purchases of shares by telephone, investments under a Systematic Investment Plan, and sending dividends and distributions, redemption payments or Systematic Withdrawal Plan payments directly to your bank account. To acti-vate Fund Direct privileges, just complete the appropriate section of the enclosed Account Application, or an Account Update Form. To obtain an Account Update Form, call Nuveen at (800) 621-7227. Fund Direct privileges will apply to each shareholder listed in the registration on your account as well as to your Authorized Dealer representative of record unless you indicate otherwise in writing. After you establish Fund Direct privileges for your account, any change of bank account information must be made by signature-guaranteed instructions to SSI as described in "How to Redeem Fund Shares."

Purchases may be made by telephone only after your account has been estab-lished. To purchase shares in amounts up to $250,000 through a telephone repre-sentative, call SSI at (800) 621-7227. The purchase payment will be debited from your bank account.


PURCHASE THROUGH A SECURITIES DEALER OR SERVICE ORGANIZATION
To open an account through a bank or a securities broker or dealer ("service organization"), investors should send money to that organization for transmis-sion to the Fund and furnish it with the information required in the Applica-tion Form. The Fund has a distribution plan pursuant to which payments are made to service organizations which provide assistance in distributing shares or provide services to shareholders of the Fund. See "Distribution and Service Plan."

                                      ---

PURCHASE BY REINVESTMENT OF NUVEEN UNIT TRUST DISTRIBUTIONS

Unitholders of Nuveen Unit Trusts may purchase shares of the Fund by automati-cally reinvesting distributions from their Nuveen Unit Trust. To obtain infor-mation on share purchases through investment of Nuveen Unit Trust distributions, check the applicable box on the enclosed Application Form or call Nuveen toll-free at (800) 237-0910.

COMMENCEMENT OF DIVIDENDS
Shares are deemed to have been purchased when an order becomes effective and are entitled to dividends commencing on the day the order becomes effective.

THE FUND OFFERS TWO DIFFERENT TYPES OF SYSTEMATIC INVESTMENT PROGRAMS

SYSTEMATIC INVESTMENT PLAN

Once you have established a Fund account, you may make regular investments in your Fund in an amount of $50 or more each month by authorizing Shareholder Services, Inc. ("SSI") to draw preauthorized checks on your bank account. There is no obligation to continue payments and you may terminate your participation at any time at your discretion. No charge is made in connection with this Plan, and there is no cost to the Fund. To obtain an Account Update Form which you can use to initiate a Systematic Investment Plan, call Nuveen toll-free at
(800) 621-7227.

PAYROLL DIRECT DEPOSIT PLAN

Once you have established a Fund account, you may, with your employer's con-sent, make regular investments in Fund shares of $50 or more per month by authorizing your employer to deduct this amount automatically from your pay-check. There is no obligation to continue payments and you may terminate your participation at any time at your discretion. No charge is made for this Plan, and there is no cost to the Fund. To obtain an application form for the Payroll Direct Deposit Plan, check the applicable box on the enclosed Application Form or call Nuveen toll-free at (800) 621-7227.

OTHER SHAREHOLDER PROGRAMS

EXCHANGE PRIVILEGES

You may exchange shares of the Fund for the appropriate class of shares of any other open-end management investment company with reciprocal exchange privi-leges advised by Nuveen Advisory (the "Nuveen Funds"), provided that the Nuveen Fund into which shares are to be exchanged is offered in the shareholder's state of residence and that the shares to be exchanged have been held by the shareholder for a period of at least 15 days. You may exchange Fund shares by calling (800) 621-7227 or by mailing your written request to SSI. Shares of Nuveen Funds purchased subject to a front-end sales charge may be exchanged for shares of the Fund or any other Nuveen Fund at the next determined net asset value without any front-end sales charge. No CDSC otherwise applicable will be assessed on an exchange, and the holding period of your investment will be car-ried over to the new fund for purposes of determining any future CDSC. You may not exchange B shares for shares of a Nuveen money market fund. Shares of any Nuveen Fund purchased through dividend reinvestment or through reinvestment of Nuveen Unit Trust distributions (and any dividends thereon) may be exchanged for Class A shares of any Nuveen Fund without a front-end sales charge. Exchanges of shares with respect to which no front-end sales charge has been paid will be made at the public offering price, which may include a front-end sales charge, unless a front-end sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a front-end sales charge was paid), in which case the exchange will be made at net asset value. Because certain other Nuveen Funds may determine net asset value and therefore honor purchase or redemption requests on days when the Fund does not (generally, Martin Luther King's Birthday, Columbus Day and Veterans Day), exchanges of shares of one of those funds for shares of the Fund may not be effected on such days.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Nuveen Fund into which they are being exchanged. Exchanges are made based on the relative dollar values of the shares involved in the exchange, and will be effected by redemption of shares of the Nuveen Fund held and purchase of the shares of the other Nuveen Fund. For federal income tax purposes, any such exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before exercising any exchange, you should obtain the Prospectus for the Nuveen Fund into which shares are to be exchanged and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. The exchange privilege may be modified or discontinued at any time. If you do not wish to have telephone exchange privileges, you must indicate this in the "Telephone Services" section of your Account Application or otherwise notify the Fund in writing of your desire.

ADDITIONAL INFORMATION
If you choose to invest in the Fund, an account will be opened and maintained for you by SSI. Share certificates will be issued to you only upon written request to SSI, and no certificates will be issued for fractional shares. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements. A change in registration or transfer of shares held in the name of your financial adviser's firm can only be made by an order in good form from the financial adviser acting on your behalf.

                                      ---

Authorized Dealers are encouraged to open single master accounts. However, some Authorized Dealers may wish to use SSI's sub-accounting system to minimize their internal recordkeeping requirements. An Authorized Dealer or other investor requesting shareholder servicing or accounting other than the master account or sub-accounting service offered by SSI will be required to enter into a separate agreement with another agent for these services for a fee that will depend upon the level of services to be provided.

Banks and other organizations through which investors may purchase Fund shares may impose charges in connection with purchase orders. Investors should contact their institutions directly to determine what charges, if any, may be imposed.

Subject to the rules and regulations of the SEC, the Fund reserves the right to suspend the continuous offering of its shares at any time, but such suspension shall not affect the shareholder's right of redemption as described in "How To Redeem Fund Shares" below.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund and Nuveen pay fees to service organizations for services rendered in the distribution of shares of the Fund or the servicing of shareholder accounts. Such services may include, among other things, establishing and maintaining shareholder accounts; process-ing purchase and redemption transactions; arranging for bank wires; performing sub-accounting; answering shareholder inquiries and such other services as Nuveen may request. Nuveen will enter into Service Agreements with organiza-tions who render such services. Service payments will be made to such organiza-tions in annual amounts ranging from .1 of 1% to .2 of 1% of daily average assets of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million, half of which will be paid by the Fund. Nuveen may, in its discre-tion, pay additional amounts from its own resources to a service organization satisfying certain criteria.

The Plan continues in effect from year to year so long as its continuance is approved at least annually by a vote of the Board of Directors and a vote of the non-interested directors. The Plan may not be amended to increase materi-ally the cost which the Fund may bear under the Plan without the approval of the non-interested directors and the shareholders, and any other material amendments of the Plan must be approved by the non-interested directors. Nuveen also distributes the Nuveen Tax-Exempt Money Market Fund, Inc., a fund with similar investment objectives in which investments can be made. The Nuveen Tax-Exempt Money Market Fund, Inc. does not pay a distribution fee from its assets; however, investors purchasing that fund must meet a higher minimum investment requirement.

How to Redeem
Fund Shares

IN GENERAL
Upon receipt of a proper redemption request on a business day, the Fund will redeem its shares at their next determined net asset value. You may use the telephone redemption, check redemption, or the regular redemption procedures discussed hereafter. The purchase and redemption methods employed will deter-mine when funds will be available to you. Where the shares to be redeemed have been purchased by check or through Fund Direct within 15 days prior to the date the redemption request is received, the Fund will not send the redemption pro-ceeds until the check or Fund Direct transfer for the purchase has cleared, which may take up to 15 days. There is no delay when the shares being redeemed were purchased by wiring federal funds.

CHECK REDEMPTION
Shareholders may request that the Fund provide them with drafts ("Redemption Checks") drawn on the Fund's account. Shares for which stock certificates have been issued will not be available for redemption by the use of Redemption Checks. Redemption Checks may be made payable to the order of any person in an amount of $500 or more, and dividends are earned until the Redemption Check clears. Redemption Checks clear through the United Missouri Bank of Kansas City, N.A. (the "Bank") and are subject to the same rules and regulations that the Bank applies to checking accounts.

When a Redemption Check is presented, a sufficient number of full and frac-tional shares in the shareholder's account will be redeemed to cover the amount of the Redemption Check. Shares for which stock certificates have been issued will not be available for redemption by the use of Redemption Checks. There must be sufficient shares in the shareholder's account to cover the amount of each Redemption Check written or the check will be returned. Checks should not be used to close an account. Shareholders wishing to use Redemption Checks must complete the appropriate section of the Application Form and submit the enclosed signature card.

This check redemption privilege may be modified or terminated at any time by the Fund or the Bank. The check redemption feature does not constitute a bank checking account.

BY WRITTEN REQUEST
You may redeem shares by sending a written request for redemption directly to the Fund, c/o Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330, accom-

                                      ---
panied by duly endorsed certificates, if issued. Requests for redemption and share certificates, if issued, must be signed by each shareholder and, if the redemption proceeds exceed $50,000 or are payable other than to the shareholder of record at the address of record (which address may not have been changed in the preceding 30 days), the signature must be guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be accept-able to the Fund. Under normal circumstances payment will be made by check and mailed within one business day (and in no event more than seven days) after receipt of a redemption request in proper form.

TELEPHONE REDEMPTION BY CHECK

Unless you have declined telephone privileges, you may sell fund shares by calling (800) 621-7227. Your telephone redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. While you or anyone authorized by you may make telephone redemption requests, redemption checks will be issued only in the name of the shareholder of record and will be mailed to the address of record. If your telephone request is received prior to 4:00 p.m. Eastern Time, the shares to be redeemed earn income on the day the request is made, and the redemption will be effected and the redemption check will be mailed on the following business day. For requests received after 4:00 p.m. Eastern Time, the shares to be redeemed earn income through the following business day, and the redemption is effected and the redemption check will be mailed on the second business day.

Nuveen, the transfer agent, or the Fund will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immedi-ately verify your trade confirmations when you receive them. Telephone redemp-tions will not be honored for 30 days after the address on your account has changed.

TELEPHONE REDEMPTION VIA FUND DIRECT

To redeem shares held in non-certificate form by telephone with the redemption proceeds paid via Fund Direct-Electronic Funds Transfer, you must complete the Telephone Services section of the enclosed Application Form and return it to Nuveen or SSI. If you did not authorize Telephone Redemption via Fund Direct when you opened your account, you may do so by sending a written request to the Fund signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be accept-able to the Fund. Proceeds of share redemptions made by Fund Direct will be transferred only to the commercial bank account specified by the shareholder. Redemption proceeds may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day the redemption proceeds would ordinarily be wired.

If you have authorized Telephone Redemption via Fund Direct, you can take advantage of two methods of telephone redemption: regular telephone redemption and expedited telephone redemption. You may make regular Fund Direct redemption requests by calling Nuveen at (800) 621-7227. If a regular telephone redemption request is received prior to 4:00 p.m. Eastern Time, the shares to be redeemed earn income on the day the request is made, and the redemption is effected on the following business day. For regular redemption requests received after 4:00 p.m. Eastern Time, the shares to be redeemed earn income through the following business day, and the redemption is effected on the second business day follow-ing the request. For all regular redemptions, you will typically receive your funds within three business days after your redemption is effected. You may make expedited telephone redemption requests to redeem shares that are worth at least $1,000 by calling Nuveen at (800) 858-4084. If an expedited redemption request is received by 12:00 noon Eastern Time, the shares to be redeemed do not earn income on that day, but the redemption is effected, and you will nor-mally receive your funds, on that day. If an expedited redemption request is received after 12:00 noon Eastern Time, the shares to be redeemed earn income on the day the request is received. The redemption is effected, and you will normally receive your funds, on the next business day following the request. The Fund reserves the right to charge a fee for expedited redemption requests.


HOW TO CHANGE AUTHORIZED REDEMPTION INSTRUCTIONS
In order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds, a written request specifying the change must be sent to Nuveen. This request must be signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. Further docu-mentation may be required from corporations, executors, trustees or personal representatives.

The Fund reserves the right to refuse a telephone redemption and, at its option, may limit the timing, amount or frequency of these redemptions. This procedure may be modified or terminated at any time, on 30 days' notice, by the Fund. The Fund, the transfer agent and Nuveen will not be liable for following telephone instructions reasonably believed to be genuine.

REDEMPTION THROUGH SERVICE ORGANIZATIONS
Fund shareholders may also redeem shares through their accounts with service organizations in accordance with procedures established by each such service organization. The Fund has no redemption charge, but service organizations may impose transaction fees or other charges relating to the redemption of Fund shares. Individual shareholders should determine from their service organiza-tions the procedures and charges, if any, that govern redemptions.

                                      ---

SYSTEMATIC WITHDRAWAL PLAN

If you own shares currently worth at least $10,000, you may establish a System-atic Withdrawal Plan by completing an application form for the Plan. You may obtain an application form by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free at (800) 621-7227. The Plan permits you to request periodic withdrawals on a monthly, quarterly, semi-annual or annual basis in an amount of $50 or more. All shares of the Fund you own will be accumulated in the Plan, with a sufficient number of shares being redeemed periodically to meet the requested withdrawal payments. Depending upon the size of the payments requested under the Plan, redemptions for the purpose of making such payments may reduce or even exhaust your account. Withdrawals under this Plan should not, therefore, be considered a yield on investment. A Systematic Withdrawal Plan may be terminated at any time by you or the Fund. To obtain an Account Update Form, which you can use to initiate a Systematic With-drawal Plan, call Nuveen toll-free at (800) 621-7227.

REDEMPTION IN KIND
The Fund has committed to pay in cash all redemption requests made by each shareholder during any 90 day period up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of redemption requests in excess of such amounts, the Board of Directors reserves the right to have the Fund make payment in whole or in part in securi-ties or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the portfolio of the Fund is valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

OTHER PRACTICES
The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the shareholders of the Fund.

General Information

INVESTOR INQUIRIES

Investor inquiries may be made directly of the Fund in writing or by calling John Nuveen & Co. Incorporated, the Fund's distributor, toll-free at (800) 621-7227.

CUSTODIAN, SHAREHOLDER SERVICES AGENT AND TRANSFER AGENT

The custodian of the Fund's assets is The Chase Manhattan Bank, 4 New York Pla-za, New York, New York 10004. The custodian performs custodial fund accounting and portfolio accounting services. Shareholder Services, Inc., P.O. Box 5330, Denver Colorado 80217-5330 is the transfer, shareholder services and dividend paying agent for the Fund and performs bookkeeping, data processing and admin-istrative services incident to the maintenance of shareholder accounts.

CAPITAL STOCK
The Fund was incorporated in Maryland on July 6, 1982. Its authorized capital stock consists of a single class of 2,000,000,000 shares of common stock, $.01 par value. All shares have equal non-cumulative voting rights and equal rights with respect to dividends declared by the Fund and assets upon liquidation. Shares are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights.

                                      ---

Taxable Equivalent Yield Tables

The following tables show the effects for individuals of federal income taxes on what you would have to earn on a taxable investment to equal a given tax-free yield. These tables are for illustrative purposes only and are not intended to predict the actual return you might earn on a Fund investment. The Fund occasionally may advertise its performance in similar tables using other current tax rates than those shown here. The tax rates used in these tables have been rounded to the nearest one-half of one percent. They are based upon published 1997 marginal federal tax rates and do not take into account changes in tax rates that are proposed from time to time. A taxpayer's marginal tax rate is affected by both his taxable income and his adjusted gross income. The tables assume taxpayers are not subject to any alternative minimum taxes and deduct any state income taxes paid on their federal income tax return. They reflect the effect of the current federal tax limitations on itemized deduc-tions and personal exemptions, which were designed to phase out certain bene-fits of these deductions for higher income taxpayers. These limitations are subject to certain maximums, which depend on the number of exemptions claimed and the total amount of the taxpayer's itemized deductions. For example, the limitation on itemized deductions will not cause a taxpayer to lose more than 80% of his allowable deductions with certain exceptions. The tax rates shown here may be higher or lower than your actual tax rate.
Marginal tax rates for joint taxpayers with four personal exemptions

                   FEDERAL
      FEDERAL     ADJUSTED                  TAX-EXEMPT YIELD
      TAXABLE        GROSS FEDERAL 2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%
       INCOME       INCOME     TAX ----  ----  ----  ----  ----  ----  ----
    (1,000'S)    (1,000'S)    RATE      TAXABLE EQUIVALENT YIELD
----------------------------------------------------------------------------
  $    0-41.2  $   0-121.2   15.0% 2.35  2.94  3.53  4.12  4.71  5.29  5.88
    41.2-99.6      0-121.2   28.0  2.78  3.47  4.17  4.86  5.56  6.25  6.94
               121.2-181.8   29.0  2.82  3.52  4.23  4.93  5.63  6.34  7.04
   99.6-151.8      0-121.2   31.0  2.90  3.62  4.35  5.07  5.80  6.52  7.25
               121.2-181.8   32.0  2.94  3.68  4.41  5.15  5.88  6.62  7.35
               181.8-304.3   34.5  3.05  3.82  4.58  5.34  6.11  6.87  7.63
  151.8-271.1  121.2-181.8   37.0  3.17  3.97  4.76  5.56  6.35  7.14  7.94
               181.8-304.3   40.0  3.33  4.17  5.00  5.83  6.67  7.50  8.33
                Over 304.3   37.0  3.17  3.97  4.76  5.56  6.35  7.14  7.94
   Over 271.1  181.8-304.3   44.0  3.57  4.46  5.36  6.25  7.14  8.04  8.93
                Over 304.3   41.0  3.39  4.24  5.08  5.93  6.78  7.63  8.47
----------------------------------------------------------------------------

Marginal tax rates for single taxpayers with one personal exemption

                       FEDERAL COMBINED
        FEDERAL       ADJUSTED    STATE           TAX-FREE YIELD
        TAXABLE          GROSS      AND 2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%
         INCOME         INCOME  FEDERAL ----  ----  ----  ----  ----  ----  ----
      (1,000'S)      (1,000'S) TAX RATE      TAXABLE EQUIVALENT YIELD
---------------------------------------------------------------------------------
  $    0 - 24.7  $   0 - 121.2    15.0% 2.35  2.94  3.53  4.12  4.71  5.29  5.88
    24.7 - 59.8      0 - 121.2    28.0  2.78  3.47  4.17  4.86  5.56  6.25  6.94
   59.8 - 124.7      0 - 121.2    31.0  2.90  3.62  4.35  5.07  5.80  6.52  7.25
                 121.2 - 243.7    32.5  2.96  3.70  4.44  5.19  5.93  6.67  7.41
  124.7 - 271.1  121.2 - 243.7    38.0  3.23  4.03  4.84  5.65  6.45  7.26  8.06
                    Over 243.7    37.0  3.17  3.97  4.76  5.56  6.35  7.14  7.94
     Over 271.1     Over 243.7    41.0  3.39  4.24  5.08  5.93  6.78  7.63  8.47
---------------------------------------------------------------------------------

                                      ---

Principal Underwriter

John Nuveen & Co. Incorporated
Investment Bankers
333 West Wacker Drive
Chicago, Illinois 60606
(312) 917-7700


Investment Adviser

Nuveen Advisory Corp.
Subsidiary of John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606


Custodian

The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004


Transfer and Shareholder Services Agent

Shareholder Services, Inc.
P.O. Box 5330
Denver, Colorado 80217

Serving Investors
for Generations


[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

[NUVEEN LOGO]


John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227
www.nuveen.com

MPR-1-2.97

NUVEEN

Money Market Fund Account Application

 .    This application must be preceded or accompanied by a current fund prospectus, and may not be used to open Nuveen unit trust reinvestment accounts. If you wish to open this type of account, please call Nuveen to request the appropriate application.

 .    If you need additional copies of this application, or would like assistance completing it, please call Nuveen at (800) 621-7227.

 .    Mail this application to:
     Nuveen Money Market Funds
     P.O. Box 5330
     Denver, CO 80217-5330.

1    Account Registration

Please select an account type and complete all applicable information.

Joint registration will be as joint tenants with rights of survivorship unless you specify tenants in common.

[_] Individual     [_] Joint Tenant

First Name, Middle Initial, Last Name

--------------------------------------------------------------------------------
                                                    Taxpayer ID Number

--------------------------------------------------------------------------------
[_] Uniform Gift/Transfer to Minor
Name of Custodian                                   Minor's State of Residence

--------------------------------------------------------------------------------
Minor's Name (only one minor may be named)          Minor's Taxpayer ID Number

--------------------------------------------------------------------------------
[_] Corporation or Partnership
Name of Corporation or Partnership                  Taxpayer ID Number

--------------------------------------------------------------------------------
[_] Trust
Names of All Trustees

--------------------------------------------------------------------------------
Trust Name

--------------------------------------------------------------------------------
Trust Agreement Date (mandatory)  Month  Day  Year  Trust Taxpayer ID Number

--------------------------------------------------------------------------------

2    Mailing Address
Street Address

--------------------------------------------------------------------------------
City                                                State   Zip Code

--------------------------------------------------------------------------------

3    Fund Selection


Please write in the amount(s) you wish to invest.

Enclose a separate check made payable to each fund you are purchasing.

[_]  Enclosed is my check in the amount payable to the Fund(s) indicated below.

[_] Funds in the amount listed below were wired to United Missouri Bank of Kansas City.

Note: Please call Nuveen at (800) 858-4084 to obtain an account number for wiring funds.

Nuveen Money Market Funds
$________________ Tax-Free Reserves (Minimum initial investment $1,000.) $________________ California Tax-Free Money Market Fund (Minimum initial investment $5,000.)
$________________  Massachusetts Tax-Free Money Market Fund (Minimum initial investment $5,000.)
$________________  New York Tax-Free Money Market Fund (Minimum initial investment $5,000.)

If you use this application to purchase more than one fund, any optional features you select, except for the Systematic Investment or Systematic Withdrawal Plans, will apply to all funds.

State funds may not be registered in all states.

Please complete the next page of this form.

4    Dividend Options

Please indicate how you would like to receive your dividends.

If no box is checked, dividends will be reinvested into additional shares of the paying fund.

Some state funds may not be available in all states.


(check one)
[_]  Reinvest dividends into additional shares of the paying fund.

[_] Reinvest dividends into an existing, identically registered Nuveen mutual fund account.

Fund Name

--------------------------------------------------------------------------------
Account Number (if known)

---------------------------------------

[_]  Send dividends by check. (Complete Section 5.)

[_]  Deposit dividends into my bank account via Fund Direct. (Complete
     Section 7.)

5    Check Instructions

Please complete this section only if you requested to receive dividends by check.

[_]  Make checks payable to the registered holder.

[_]  Make checks payable to the registered holder at the address listed below.

[_] Make checks payable to the following third party, at the address listed below.

Third Party Name (if applicable)

--------------------------------------------------------------------------------
Attention

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
City                     State  Zip Code            Daytime Telephone Number
                                                              -   -
--------------------------------------------------------------------------------

6    Telephone Services

Telephone Exchange and Telephone Redemptions by Check

You and your financial adviser will automatically receive telephone exchange and redemption privileges, unless you request otherwise below.

[_]  I do not wish to have telephone privileges.

Telephone Redemptions via Fund Direct

[_] I would like to be able to redeem shares by phone and have the proceeds deposited directly into my bank account, and authorize Nuveen to honor requests for such redemptions. (Complete Section 7.)

Telephone Purchases via Fund Direct

[_] I would like to be able to purchase additional shares of my current fund by phone using funds from my bank account, and authorize Nuveen to execute such transactions. (Complete Section 7.)

If the names on your bank account do not exactly match your money market fund account registration, please have all bank account holders sign below.

Signature of Depositor                                        Month  Day    Year

--------------------------------------------------------------------------------
Signature of Joint Depositor                                  Month  Day    Year

--------------------------------------------------------------------------------

[_] I wish to have telephone privileges for myself, but not my financial adviser.

Please complete the next page of this form.

7  Bank Information

Please complete this section if you wish to transfer funds electronically to or from your bank account via Fund Direct.

If you do not have a check or a personalized deposit slip, please call Nuveen at
(800) 621-7227.

Bank Name

--------------------------------------------------------------------------------

Street Address

--------------------------------------------------------------------------------

City                     State   Zip Code        Telephone Number

--------------------------------------------------------------------------------

Bank Account Number

--------------------------------------------------------------------------------

Account Type (check one)
[_] Checking account (Please attach a voided check.)
[_] Savings account (Please attach a personalized deposit slip.)



8  Check Redemption Authorization

Read the instructions and explanation carefully before completing this section and return the completed signature card with this application form.

[_] I authorize Nuveen to honor drafts drawn on the Fund and to redeem a sufficient number of Fund shares to pay such drafts.

Joint Accounts

You must complete this section to elect this option.
[_]  Either owner of the fund(s) may sign redemption checks.
[_]  All owners of the fund(s) are required to sign redemption checks.

A. Checks must be on forms provided by the Fund and for a minimum of $500 or they will not be honored. Checks are authorizations to redeem Fund shares and are payable through the United Missouri Bank of Kansas City, N.A. (the "Bank").

B. Check forms will not be issued until a completed signature card is received by the Fund.

C. Checks requiring redemption of shares held for 15 days or less that were not purchased by "wire transfer" of federal funds or for which there are insufficient shares to cover payment will not be honored.

D. Unless one signer is authorized on the account application form and signature card, each check must be signed by all account owners or it will not be honored. If SSI receives written notice by either owner of a revocation of the authorization to sign individually, all account owners will be required to sign redemption checks. Checks must be signed exactly as registered.

E. The privilege is subject to the Fund's and the Bank's rules and regulations, and applicable governmental regulations, as amended from time to time.

F. The Fund may refuse to honor checks and may refuse to effect redemptions to pay checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired.

G. The account owner agrees to examine confirmations and cancelled checks and to notify SSI of any unauthorized or missing signature or endorsement or alteration on the check or error on the confirmation within 30 days after mailing to owner. Failure to do so shall preclude any claim against the Fund, the Bank, SSI, or their representatives and agents by reason of any unauthorized or missing signature or endorsement, alteration, error, or forgery of any kind.


--------------------------------------------------------------------------------
Checkwriting Signature Card

Please indicate the Nuveen fund(s) to the right for which this signature card applies.

In order to process this card you must write your account number in the space provided.

Please print the names of the registered owners or legal representatives and sign in the space provided at right.

Customer Account Number

--------------------------------------------------------------------------------

[_] Nuveen Tax-Free Reserves
[_] Nuveen California Tax-Free Money Market Fund
[_] Nuveen Massachusetts Tax-Free Money Market Fund
[_] Nuveen New York Tax-Free Money Market Fund


Joint Accounts

[_] Check here if more than one signature will be required on checks.

Authorized Account Signer

--------------------------------------------------------------------------------

Authorized Account Signature

--------------------------------------------------------------------------------

Authorized Account Signer

--------------------------------------------------------------------------------

Authorized Account Signature

--------------------------------------------------------------------------------

9  Financial Adviser Information

Please complete this section so your financial adviser can service your account and receive copies of your statements.

Financial Adviser's Name                      Rep. Number

--------------------------------------------------------------------------------

Firm Name

--------------------------------------------------------------------------------

Branch Address                       Branch Number

--------------------------------------------------------------------------------

City                     State  Zip Code        Telephone Number

--------------------------------------------------------------------------------


10  Certification and Substitute Form W-9

I/we have received and read a copy of the prospectus for the fund(s) I am/we are purchasing and agree to be bound by its terms, as amended. Under penalty of perjury, I/we certify that (1) I/we have the power and authority to establish this account; (2) the information provided on this application is accurate and complete; and (3) the IRS has not notified me/us that I am/we are subject to backup withholding. (Line out clause (3) if you are subject to backup withholding.) I/we release the fund(s), Nuveen, and their agents and representatives from all liability and agree to indemnify them from any and all losses, damages or costs for acting in good faith in accordance with instructions, including telephone instructions, believed to be genuine. I/we agree to notify Nuveen promptly in writing if any information contained in this application changes.

Signature                           Month  Day  Year   Daytime Telephone Number

--------------------------------------------------------------------------------
Signature of Joint Tenant (if any)  Month  Day  Year   Daytime Telephone Number

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


Mail this completed application to:

Nuveen Money Market Funds
P.O. Box 5330
Denver, CO 80217-5330

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

                         NUVEEN TAX-FREE RESERVES, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                                   [NUVEEN LOGO]
Statement of Additional Information

June 4, 1997
Nuveen Tax-Free Reserves, Inc.
333 West Wacker Drive
Chicago, Illinois 60606

NUVEEN TAX-FREE RESERVES, INC.

Nuveen Tax-Free Reserves, Inc. (the "Fund") is an open-end diversified manage-ment investment company. This Statement of Additional Information is not a pro-spectus. A prospectus may be obtained from certain securities brokers and other service organizations that have entered into service agreements with the Fund or from John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illi-nois 60606. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus dated June 4, 1997.

Table of Contents                                       Page
------------------------------------------------------------
Fundamental Policies and Investment Portfolio              2
------------------------------------------------------------
Management                                                 9
------------------------------------------------------------
Investment Adviser and Investment Management Agreement    13
------------------------------------------------------------
Portfolio Transactions                                    14
------------------------------------------------------------
Net Asset Value                                           15
------------------------------------------------------------
Tax Matters                                               16
------------------------------------------------------------
Distribution and Service Plan                             20
------------------------------------------------------------
Yield Information                                         22
------------------------------------------------------------
Independent Public Accountants and Custodian              24
------------------------------------------------------------

The audited financial statements for the fiscal year ended February 28, 1997 appearing in the Fund's Annual Report are incorporated herein by reference. The Annual Report accompanies this Statement of Additional Information.

Principal Underwriter             Investment Adviser             Transfer and Shareholder Services
John Nuveen & Co. Incorporated    Nuveen Advisory Corp.,         Agent
                                  Subsidiary of John Nuveen &    Shareholder Services, Inc.
Chicago:                          Co. Incorporated               P.O. Box 5330
333 West Wacker Drive             333 West Wacker Drive          Denver, Colorado 80217-5330
Chicago, Illinois 60606           Chicago, Illinois 60606
(312) 917-7700                                                   Independent Public Accountants
                                  Custodian                      for the Fund
New York:                         The Chase Manhattan Bank       Arthur Andersen LLP
10 East 50th Street               4 New York Plaza               33 West Monroe Street
New York, New York 10022          New York, New York 10004       Chicago, Illinois 60603
(212) 207-2000

                 FUNDAMENTAL POLICIES AND INVESTMENT PORTFOLIO

FUNDAMENTAL POLICIES
The Fund's investment objective and certain fundamental policies are described in the Prospectus. The Fund, as a fundamental policy, may not, without the ap-proval of the holders of a majority of the shares:

(1) Invest in securities other than Municipal Obligations and temporary in-vestments as those terms are defined in the Prospectus;

(2) Invest more than 5% of its total assets in securities of any one issuer, excluding the United States government, its agencies and instrumentalities;

(3) Borrow money, except for temporary or emergency purposes and not for in-vestment purposes and then only in an amount not exceeding (a) 10% of the value of the Fund's total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed in order to meet redemption requests which might otherwise require the untimely disposi-tion of securities. While any such borrowings exceed 5% of total assets, no additional purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons the value of the Fund's assets fall below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its invest-ments at a time when it may be disadvantageous to do so;

(4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities hav-ing a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets;

(5) Issue senior securities as defined in the Investment Company Act of 1940 except to the extent such issuance might be involved with respect to borrowings described under item (3) above;

(6) Underwrite any issue of securities, except to the extent that the purchase of Municipal Obligations in accordance with the Fund's investment objective, policies, and limitations, may be deemed to be an underwriting;

(7) Purchase or sell real estate, but this shall not prevent the Fund from in-vesting in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security;

(8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs;

(9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

(10) Make short sales of securities or purchase any securities on margin, ex-cept for such short-term credits as are necessary for the clearance of trans-actions;

(11) Write or purchase put or call options, except to the extent that the pur-chase of a stand-by commitment may be considered the purchase of a put;

(12) Invest more than 5% of its total assets in securities of unseasoned is-suers which, together with their predecessors, have been in operation for less than three years;

(13) Concentrate more than 25% of its assets in the securities of issuers in any single industry; provided, however, that such limitations shall not be ap-plicable on the purchase of Municipal Obligations issued by governments or po-litical subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(14) Invest more than 10% of its assets in repurchase agreements maturing in more than seven days, "illiquid" securities (such as non-negotiable CDs) and securities without readily available market quotations;

(15) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those directors of the Fund, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who indi-vidually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding secu-rities.

For the purpose of applying the limitations set forth in paragraphs (2) and
(12) above, the issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-gov-ernmental user, such as an industrial corporation or a privately owned or op-erated hospital, if the security is backed only by the assets and revenues of the non-governmental user then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obliga-tion of a superior or unrelated governmental entity or other entity (other than a bond insurer) it shall be included in the computation of securities owned that are issued by such governmental entity or other entity.

If, however, a security is guaranteed by a governmental entity or some other entity (other than a bond insurer), such as a bank guarantee or letter of credit, such a guarantee or letter or credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. The Fund's present policy, which is not a fundamental policy, is that it will not hold securities of a single bank, including securities backed by a letter of credit of such bank, if such holdings would exceed 10% of the total assets of the Fund.

The foregoing fundamental investment policies, together with the Fund's in-vestment objective and other fundamental policies, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less. The foregoing restrictions and limitations will apply only at the time of purchase or securities and will not be consid-ered violated unless an excess of deficiency occurs or exists immediately af-ter and as a result of an acquisition of securities, unless otherwise indicat-ed.

PORTFOLIO SECURITIES
As described in the Prospectus, the Fund will invest primarily in a diversi-fied portfolio of Municipal Obligations consisting of money market instruments issued by governmental authorities. In general, Municipal Obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities. Industrial devel-opment bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are in-cluded within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

The following is a more complete description of certain short-term Municipal Obligations in which the Fund may invest:

Bond Anticipation Notes (BANs) are usually general obligations of state and lo-cal governmental issuers which are sold to obtain interim financing for pro-jects that will eventually be funded through the sale of long-term debt obliga-tions or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond mar-ket and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes (TANs) are issued by state and local governments to fi-nance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could ad-versely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as antici-pated revenues from another level of government, could adversely affect an is-suer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obli-gations could affect the ability of the issuer to pay the principal and inter-est on RANs.

Construction Loan Notes are issued to provide construction financing for spe-cific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The pur-poses for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Variable and Floating Rate Instruments. Certain Municipal Obligations, certain instruments issued, guaranteed or sponsored by the U.S. government or its agen-cies, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear inter-est at rates which are not fixed, but which vary with changes in specified mar-ket rates or indices, such as a bank prime rate or tax-exempt money market in-dex. Variable rate notes are adjusted to current interest rate levels at cer-tain specified times, such as every 30 days, as set forth in the instrument. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permit-ting the Fund to recover the full principal amount thereof upon specified notice.

One form of variable or floating rate instrument consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "tender option." The holder of the bond would pay a "tender fee" to the third party tender option provider, the amount of which would be periodically ad-justed so that the bond/tender option combination would reasonably be expected to have a market value that approximates the par value of the bond. This bond/tender option combination would therefore be functionally equivalent to ordinary variable or floating rate obligations as described above, and the Fund may purchase such obligations subject to certain conditions specified by the Securities and Exchange Commission.

The Fund's right to obtain payment at par on a demand instrument upon demand could be adversely affected by events occurring between the date the Fund elects to tender the instrument and the date proceeds are due. Nuveen Advisory will monitor on an ongoing basis the pricing, quality and liquidity of such in-struments and will similarly monitor the ability of an obligor under the demand arrangement, including demand obligors as to instruments supported by bank let-ters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund will treat the maturity of each variable rate demand obligation, for purposes of computing its dollar-weighted average portfolio maturity, as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment.

The Fund may also obtain standby commitments with respect to Municipal Obliga-tions. Under a standby commitment (often referred to as a put), the party issu-ing the commitment agrees to purchase at the Fund's option the Municipal Obli-gation at an agreed-upon price on certain dates or within a specific period. Since the value of a standby commitment depends in part upon the ability of the issuing party to meet its purchase obligations thereunder, the Fund will enter into standby commitments only with parties which have been evaluated by Nuveen Advisory and, in the opinion of Nuveen Advisory, present minimal credit risks.

The amount payable to the Fund upon its exercise of a standby commitment would be (1) the acquisition cost of the Municipal Obligations (excluding any accrued interest that the Fund paid on acquisition), less any amortized market premium or plus any amortized market or original during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. The Fund's right to exercise standby commitments held by it will be unconditional and un-qualified. The acquisition of a standby commitment will not affect the valua-tion of the underlying security, which will continue to be valued in accordance with the amortized cost method. The standby commitment itself will be valued at zero in determining net asset value. The Fund may purchase standby commitments for cash or pay a higher price for portfolio securities which are acquired sub-ject to such a commitment (thus reducing the yield to maturity otherwise avail-able for the same securities). The maturity of a Municipal Obligation purchased by the Fund will not be considered shortened by any standby commitment to which such security is subject. Although the Fund rights under a standby commitment would not be transferable, the Fund could sell Municipal Obligations which were subject to a standby commitment to a third party at any time.

WHEN-ISSUED SECURITIES
As described under "Investment Policies--Municipal Obligations" in the Pro-spectus, the Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluc-tuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time the Fund makes the commitment to purchase a Municipal Obli-gation on a when-issued or delayed delivery basis, it will record the transac-tion and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time the Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net as-set value; accordingly, any fluctuations in the value of the Municipal Obliga-tion sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Fund will maintain designated readily marketable assets at least equal in value to com-mitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such com-mitments. The Fund will only make commitments to purchase Municipal Obliga-tions on a when-issued or delayed delivery basis with the intention of actu-ally acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-is-sued security is sold before delivery any gain or loss would not be tax-ex-empt.

TEMPORARY INVESTMENTS
The Prospectus discusses briefly the Fund's ability to invest a portion of its assets on a temporary basis or for defensive purposes in taxable "temporary investments." As stated in the Prospectus, the Fund to date has not invested in and has no present intention of investing in such temporary investments. In any event, temporary investments will not exceed 20% of the Fund's assets ex-cept when made for defensive purposes. The Fund will invest only in temporary investments which, in the opinion of Nuveen Advisory, are of "high grade" quality and have remaining maturities of 397 days or less. Temporary invest-ments include obligations of the United States Government, its agencies or in-strumentalities; debt securities of issuers having, at the time of purchase, a quality rating within the two highest grades by either Moody's Investors Serv-ice, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (Aaa or Aa, or AAA or AA, respectively); commercial paper rated in the highest grade by ei-ther of such rating services (Prime-1 or A-1, respectively); certificates of deposit of domestic banks with assets of $1 billion or more; and Municipal Ob-ligations and U.S. Government obligations subject to short-term repurchase agreements.

Subject to the foregoing limitations, the Fund may invest in the following tem-porary investments:

U.S. Government Direct Obligations--issued by the United States Treasury and include bills, notes, and bonds.

--Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

--Treasury notes are longer-term interest-bearing obligations with original ma-turities of one to seven years.

--Treasury bonds are longer-term interest-bearing obligations with original ma-turities from five to thirty years.

U.S. Government Agencies Securities--Certain federal agencies have been estab-lished as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not lim-ited to the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States and Tennessee Valley Authority. Issues of these agencies, while not di-rect obligations of the United States government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or sup-ported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not so legally obligated.

Certificates of Deposit (CDs)--A certificate of deposit is a negotiable inter-est-bearing instrument with a specific maturity. CDs are issued by banks in ex-change for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

Other Corporate Obligations--The Fund may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than 397 days remaining until maturity or if they carry a variable or floating rate of inter-est.

Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opin-ion of Nuveen Advisory represent minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liq-uidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. Nuveen Advisory will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to deter-mine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price.

Variable and Floating Rate Instruments--See description on page 4.

RATINGS OF INVESTMENTS
The two highest ratings of Moody's for Municipal Obligations are Aaa and Aa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

The two highest ratings of S&P for Municipal Obligations are AAA and AA. Munic-ipal Obligations rated AAA have an extremely strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and in-terest is very strong and such bonds differ from AAA issues only in small de-gree.

The highest rating of Moody's and S&P for federally tax-exempt short-term loans and notes is VMIG-1 or MIG-1 and SP-1, respectively. Obligations designated VMIG-1 or MIG-1 are the best quality, enjoying strong protection from estab-lished cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. The designation SP-1 indi-cates a very strong or strong capacity to pay principal and interest.

The Fund's ability to purchase commercial paper of tax-exempt and corporate is-suers is limited to commercial paper rated Prime-1 by Moody's or A-1 by S&P. The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 have a superior capacity for repayment of short-term obligations normally evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds em-ployed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed finan-cial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternative liquidity. The designation A-1 indicates that the degree of safety regarding timely payment is very strong.

Subsequent to its purchase by the Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Nei-ther event requires the elimination of such obligation from the Fund's portfo-lio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

                                   MANAGEMENT

The management of the Fund, including general supervision of the duties per-formed by Nuveen Advisory under the Investment Management Agreement, is the re-sponsibility of its Board of Directors. There are eight directors of the Fund, two of whom are "interested persons" (as the term "interested persons" is de-fined in the Investment Company Act of 1940) and six of whom are "disinterested persons". The names and business addresses of the directors and officers of the Fund and their ages and principal occupations and other affiliations during the past five years are set forth below, with those directors who are "interested persons" of the Fund indicated by an asterisk.

---------------------------------------------------------------------------------------------
                                  POSITIONS AND
                                  OFFICES WITH     PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS             AGE FUND             DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------
 Timothy R. Schwertfeger      48  Chairman of the  Chairman since July 1, 1996 of The John
 333 West Wacker Drive            Board and Direc- Nuveen Company, John Nuveen & Co. Incorpo-
 Chicago, IL 60606                tor              rated, Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp.; prior
                                                   thereto Executive Vice President and Di-
                                                   rector of The John Nuveen Company (since
                                                   March 1992), John Nuveen & Co. Incorporat-
                                                   ed, Nuveen Advisory Corp. (since October
                                                   1992) and Nuveen Institutional Advisory
                                                   Corp. (since October 1992).
---------------------------------------------------------------------------------------------
 Anthony T. Dean              52  President and    President since July 1, 1996 of The John
 333 West Wacker Drive            Director         Nuveen Company, John Nuveen & Co. Incorpo-
 Chicago, IL 60606                                 rated, Nuveen Advisory Corp. and Nuveen
                                                   Institutional Advisory Corp.; prior there-
                                                   to, Executive Vice President and Director
                                                   of The John Nuveen Company (since March
                                                   1992), John Nuveen & Co. Incorporated,
                                                   Nuveen Advisory Corp. (since October 1992)
                                                   and Nuveen Institutional Advisory Corp.
                                                   (since October 1992).
---------------------------------------------------------------------------------------------
 Robert P. Bremner            56  Director         Private Investor and Management Consul-
 3725 Huntington Street, N.W.                      tant.
 Washington, D.C. 20015
---------------------------------------------------------------------------------------------
 Lawrence H. Brown            62  Director         Retired (August 1989) as Senior Vice Pres-
 201 Michigan Avenue                               ident of The Northern Trust Company.
 Highwood, IL 60040
---------------------------------------------------------------------------------------------
 Anne E. Impellizzeri         64  Director         President and Chief Executive Officer of
 3 West 29th Street                                Blanton-Peale Institute of Religion and
 New York, NY 10001                                Health.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          POSITIONS AND
                          OFFICES WITH     PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS     AGE FUND             DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
 Margaret K. Rosen-   70  Director         Helen Ross Professor of Social Welfare
 heim                                      Policy, School of Social Service Adminis-
 969 East 60th Street                      tration, University of Chicago.
 Chicago, IL 60637
-------------------------------------------------------------------------------------
 Peter R. Sawers      64  Director         Adjunct Professor of Business and Econom-
 22 The Landmark                           ics, University of Dubuque, Iowa; Adjunct
 Northfield, IL 60093                      Professor, Lake Forest Graduate School of
                                           Management, Lake Forest, Illinois; Chart-
                                           ered Financial Analyst; Certified Manage-
                                           ment Consultant.
-------------------------------------------------------------------------------------
 William J. Schneider 52  Director         Senior Partner, Miller-Valentine Partners,
 4000 Miller-Valen-                        Vice President, Miller-Valentine Realty,
 tine Ct.                                  Inc.
 P.O. Box 744
 Dayton, OH 45401
-------------------------------------------------------------------------------------
 Bruce P. Bedford     57  Executive Vice   Executive Vice President of John Nuveen &
 333 West Wacker          President        Co. Incorporated, Nuveen Advisory Corp.
 Drive                                     and Nuveen Institutional Advisory Corp.
 Chicago, IL 60606                         (since January 1997), prior thereto,
                                           Chairman and CEO of Flagship Resources
                                           Inc. and Flagship Financial Inc. and the
                                           Flagship funds (since January 1985).
-------------------------------------------------------------------------------------
 Michael S. Davern    39  Vice President   Vice President of Nuveen Advisory Corp.
 One South Main                            (since January 1997); prior thereto, Vice
 Street                                    President and Portfolio Manager (since
 Dayton, OH 45402                          September 1991) of Flagship Financial.
-------------------------------------------------------------------------------------
 William M. Fitzger-  33  Vice President   Vice President of Nuveen Advisory Corp.
 ald                                       (since December 1995); Assistant Vice
 333 West Wacker                           President of Nuveen Advisory Corp. (from
 Drive                                     September 1992 to December 1995); prior
 Chicago, IL 60606                         thereto Assistant Portfolio Manager of
                                           Nuveen Advisory Corp. (from June 1988 to
                                           September 1992).

-------------------------------------------------------------------------------------
 Kathleen M. Flanagan 50  Vice President   Vice President of John Nuveen & Co. Incor-
 333 West Wacker                           porated; Vice President of Nuveen Advisory
 Drive                                     Corp. and Nuveen Institutional Advisory
 Chicago, IL 60605                         Corp. (since June 1996).

-------------------------------------------------------------------------------------
 J. Thomas Futrell    41  Vice President   Vice President of Nuveen Advisory Corp.
 333 West Wacker
 Drive
 Chicago, IL 60606
-------------------------------------------------------------------------------------
 Richard A. Huber     34  Vice President   Vice President of Nuveen Advisory Corp.
 One South Main                            (since January 1997); prior thereto, Vice
 Street                                    President and Portfolio Manager (since Au-
 Dayton, OH 45402                          gust 1985) of Flagship Financial.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          POSITIONS AND       PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS     AGE OFFICES WITH FUND   DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------
 Steven J. Krupa      39   Vice President     Vice President of Nuveen Advisory Corp.
 333 West Wacker
 Drive
 Chicago, IL 60606
----------------------------------------------------------------------------------------
 Anna R. Kucinskis    51   Vice President     Vice President of John Nuveen & Co. Incor-
 333 West Wacker                              porated.
 Drive
 Chicago, IL 60606
----------------------------------------------------------------------------------------
 Larry W. Martin      45   Vice President and Vice President (since September 1992), As-
 333 West Wacker           Assistant Secre-   sistant Secretary and Assistant General
 Drive                     tary               Counsel of John Nuveen & Co. Incorporated;
 Chicago, IL 60606                            Vice President (since May 1993) and Assis-
                                              tant Secretary of Nuveen Advisory Corp.;
                                              Vice President (since May 1993) and Assis-
                                              tant Secretary of Nuveen Institutional Ad-
                                              visory Corp.; Assistant Secretary of The
                                              John Nuveen Company (since February 1993).
----------------------------------------------------------------------------------------
 Edward F. Neild, IV  31   Vice President     Vice President (since September 1996),
 One South Main                               previously Assistant Vice President (since
 Street                                       December 1993) of Nuveen Advisory Corp.,
 Dayton, OH 45402                             Portfolio Manager prior thereto; Vice
                                              President (since September 1996), previ-
                                              ously Assistant Vice President (since May
                                              1995) of Nuveen Institutional Advisory
                                              Corp., Portfolio Manager prior thereto.
----------------------------------------------------------------------------------------
 Walter K. Parker     48   Vice President     Vice President of Nuveen Advisory Corp.
 One South Main                               (since January 1997); prior thereto, Vice
 Street                                       President and Portfolio Manager (since
 Dayton, OH 45402                             July 1994) of Flagship Financial; Portfo-
                                              lio Manager and CIO Trust Investor (since
                                              1983) for PNC Bank.
----------------------------------------------------------------------------------------
 O. Walter Renfftlen  57  Vice President and  Vice President and Controller of The John
 333 West Wacker          Controller          Nuveen Company (since March 1992), John
 Drive                                        Nuveen & Co. Incorporated, Nuveen Advisory
 Chicago, IL 60606                            Corp. and Nuveen Institutional Advisory
                                              Corp.
----------------------------------------------------------------------------------------
 Thomas C. Spalding,  45  Vice President      Vice President of Nuveen Advisory Corp.
 Jr.                                          and Nuveen Institutional Advisory Corp.;
 333 West Wacker                              Chartered Financial Analyst.
 Drive
 Chicago, IL 60606
----------------------------------------------------------------------------------------
 H. William Stabenow  62   Vice President and Vice President and Treasurer of The John
 333 West Wacker           Treasurer          Nuveen Company (since March 1992), John
 Drive                                        Nuveen & Co. Incorporated, Nuveen Advisory
 Chicago, IL 60606                            Corp. and Nuveen Institutional Advisory
                                              Corp.
----------------------------------------------------------------------------------------
 Jan E. Terbrueggen   41  Vice President      Vice President of Nuveen Advisory Corp.
 One South Main                               (since January 1997); prior thereto, Vice
 Street                                       President and Portfolio Manager of Flag-
 Dayton, OH 45402                             ship Financial.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          POSITIONS AND     PRINCIPAL OCCUPATIONS
 NAME AND ADDRESS     AGE OFFICES WITH FUND DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------
 Gifford R. Zimmerman 40  Vice President    Vice President (since September 1992), As-
 333 West Wacker          and               sistant Secretary and Assistant General
 Drive                    Assistant Secre-  Counsel of John Nuveen & Co. Incorporated;
 Chicago, IL 60606        tary              Vice President (since May 1993) and Assis-
                                            tant Secretary of Nuveen Advisory Corp.;
                                            Vice President (since May 1993) and Assis-
                                            tant Secretary of Nuveen Institutional Ad-
                                            visory Corp.

--------------------------------------------------------------------------------

Anthony T. Dean, Timothy R. Schwertfeger and Margaret K. Rosenheim serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board of Directors, is authorized to exercise all of the powers of the Board of Directors.

The directors of the Fund are directors, or trustees, as the case may be, of 42 Nuveen open-end portfolios and 52 Nuveen closed-end funds.

The following table sets forth compensation paid by Nuveen Tax-Free Reserves, Inc. during the fiscal year ended February 28, 1997 to each of the directors. Nuveen Tax-Free Reserves, Inc. has no retirement or pension plans. The officers and directors affiliated with Nuveen serve without any compensation from Nuveen Tax-Free Reserves, Inc.

                                                              TOTAL COMPENSATION
                                                  AGGREGATE   FROM THE FUND AND
                                                COMPENSATION  FUND COMPLEX PAID
NAME OF DIRECTOR                                FROM THE FUND    TO DIRECTORS
--------------------------------------------------------------------------------
Anthony T. Dean................................     $  0           $     0
Richard J. Franke*.............................        0                 0
Timothy R. Schwertfeger........................        0                 0
Robert P. Bremner..............................        0                 0(1)
Lawrence H. Brown..............................      739            59,000
Anne E. Impellizzeri...........................      739            59,000
Margaret K. Rosenheim..........................      927(2)         66,815(3)
Peter R. Sawers................................      739            59,000
William J. Schneider...........................        0                 0(1)

--------

*Mr. Franke retired as of June 30, 1996.

(1) First payment was in April, 1997.

(2) Includes $46 in interest earned on deferred compensation from prior years.

(3) Includes $1,565 in interest earned on deferred compensation from prior years.

Directors who are not affiliated with Nuveen or Nuveen Advisory will receive a $27,500 annual retainer for serving as a director of all open-end funds for which Nuveen Advisory serves as investment adviser and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for atten-dance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day on which no regular board meeting is held and a $250 fee per day plus expenses for at-tendance in person or by telephone at a meeting of the Executive Committee. The annual retainer, fees and expenses will be allocated among the open-end funds on the basis of relative net assets. The Fund requires no employees other than its officers, all of whom are compensated by Nuveen.

On May 28, 1997, the officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund. On May 28, 1997, Elaine D. Sammons, 4242 Lomo Alto Dr., Dallas, TX owned of record 22,390,916.330 (8.14%) shares of the Fund.

             INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Nuveen Advisory acts as investment adviser for the Fund and in such capacity manages the investment and reinvestment of the assets of the Fund. Nuveen Advi-sory also administers the Fund's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as directors or officers of the Fund if elected to such positions. See "Management of the Fund" in the Prospectus.

Nuveen Advisory is paid an annual management fee in an amount equal to .5 of 1% of the first $500 million of average daily net assets, .475 of 1% of the next $500 million, and .45 of 1% of average daily net assets over $1 billion. The management fee will be reduced or Nuveen Advisory will assume certain Fund ex-penses in an amount necessary to prevent the Fund's total expenses in any fis-cal year from exceeding .75 of 1% of the average daily net asset value of the Fund. The net management fee for the fiscal year ended February 28, 1997 amounted to $1,377,941, after giving effect to fee waivers and expense reim-bursements of $165,912. The net management fees for the fiscal years ended Feb-ruary 29, 1996 and February 28, 1995, amounted to $1,566,356 and $1,669,835 re-
spectively. As discussed in the Prospectus, subject to the expense limitations of the Investment Management Agreement, the Fund is responsible for payment of certain of the costs and expenses of its operations, including its share of payments under the Distribution and Service Plan.

Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Fund's principal underwriter. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt in-sured unit trusts. In addition, the Nuveen open-end and closed-end funds held approximately $36 billion in securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally en-gaged in providing property-liability insurance through subsidiaries.

Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Re-search Department. The Nuveen Research Department reviews more than $100 bil-lion in municipal bonds every year.

The Fund, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund man-agement personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advan-tage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interest of Fund shareholders are placed before the interest of Nuveen personnel in connection with personal investment transactions.

                             PORTFOLIO TRANSACTIONS

Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of the Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be ob-tained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

The Fund since its inception has effected all portfolio transactions on a prin-cipal (as opposed to an agency) basis and, accordingly, has not paid any bro-kerage commissions.

Purchases from underwriters include a commission or concession paid by the is-suer to the underwriter, and purchases from dealers include the spread between the bid and asked price. Given the best price and execution obtainable, it is the practice of the Fund to select dealers which, in addition, furnish research information (primarily credit analyses of issuers) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on in-formation and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. Any research benefits obtained are available to all of Nuveen Advisory's other clients. While Nuveen Advisory will be primarily responsible for the placement of the Fund's business, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Directors of the Fund.

Nuveen Advisory reserves the right to, and does, manage other investment ac-counts and investment companies or other clients which may have investment ob-jectives similar to the Fund. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main fac-tors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recom-mending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities avail-able to the Fund from time to time, it is the opinion of the Fund's Board of Directors that the benefits available from Nuveen Advisory's organization will outweigh any disad-vantage that may arise from exposure to simultaneous transactions.

Under the Investment Company Act of 1940, the Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Munici-pal Obligations purchased by the Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of the Fund which may be invested in a particular issue. In addition, purchases of securities made pur-suant to the terms of the Rule must be approved at least quarterly by the Board of Directors of the Fund, including a majority of the members thereof who are not interested persons of the Fund.

                                NET ASSET VALUE

As stated in the Prospectus, the net asset value of the shares of the Fund will be determined by The Chase Manhattan Bank, the Fund's custodian, as of 12:00 noon Eastern Time, (1) on each day on which the Federal Reserve Bank of Boston is normally open and (2) on any day during which there is sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund shares might be materially affected by such changes in the value of the portfolio securities. The Federal Reserve Bank of Boston is not open and the Fund similarly will not be open on New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Memorial Day, Independence Day, Labor Day, Co-lumbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. The net asset value per share will be computed by dividing the value of the portfolio securi-ties held by the Fund, plus cash or other assets, less liabilities, by the to-tal number of shares outstanding at such time.

The Fund will seek to maintain a net asset value of $1.00 per share. In this connection, the Fund intends to value its portfolio securities at their amor-tized cost, as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method does not take into account unrealized securities gains or losses. It involves valuing an instrument at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or pre-mium. While this method provides certainty in valuation, it may result in peri-ods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instru-ment. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of the amortized cost method by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a Fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Fund, as a condition to the use of amortized cost and the maintenance of its per share net asset value of $1.00, must maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remain-ing maturities of 397 days or less and invest only in securities determined to be of high quality with minimal credit risks. The Fund may invest in variable and floating rate instruments even if they carry stated maturities in excess of 397 days, upon certain conditions contained in rules and regulations issued by the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, but will do so only if there is a secondary market for such instruments or if they carry demand features, permissible under rules of the Commission for money market funds, to recover the full principal amount thereof upon specified notice at par, or both.

The Board of Directors, pursuant to the requirements of Rule 2a-7, has estab-lished procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to deter-mine whether the net asset value calculated by using available market quota-tions or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be ob-tained from a pricing agent approved by the Board of Directors. The Board has selected Nuveen Advisory to act as pricing agent, but in the future may select an independent pricing service to perform this function. In serving as pricing agent, Nuveen Advisory will follow guidelines adopted by the Board, and the Board will monitor Nuveen Advisory to see that the guidelines are followed. The pricing agent will value the Fund's investments based on methods which include consideration of: yield or prices of municipal obligations of comparable quali-ty, coupon, maturity, and type; indications as to values from dealers; and gen-eral market conditions. The pricing agent may employ electronic data processing techniques and/or a matrix system to determine valuations. The extent of any deviation between the Fund's net asset value based on the pricing agent's mar-ket valuation and $1.00 per share based on amortized cost will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Di-rectors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may re-sult in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio ma-turity; withholding dividends or payments of distributions from capital or cap-ital gains; redemption of shares in kind; or establishing a net asset value per share by using available market quotations.

                                  TAX MATTERS

FEDERAL INCOME TAX MATTERS
The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver and Jacobson, Washington, D.C., counsel to the Fund.

As described in the Prospectus, the Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, the Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, the Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less then three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

As a regulated investment company, the Fund will not be subject to federal in-come tax on the portion of its net investment income and net realized gain that is currently distributed to shareholders in any taxable year for which the Fund distributes at least 90% of the sum of (i) its "investment company taxable in-come" (which includes dividends, taxable interest, taxable original issue dis-count and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (the excess of its net long-term capital gain over its short-term capital loss) and is reduced by deductible expenses) and (ii) its "net tax-exempt interest" (the excess of its gross tax-exempt in-terest income over certain disallowed deductions).

The Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable it to designate distributions from the interest income generated by its investment in Municipal Obligations, which is exempt from regular federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends.

Distributions by the Fund of net interest income received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the United States Government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If the Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon the sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by the Fund and distributed to shareholders in cash or in additional shares will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Fund. The Fund does not expect to realize significant long-term capital gains. Because the taxable portion of the Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

If a Fund has both tax-exempt and taxable income, it will use the "average an-nual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of in-come designated as tax-exempt for any particular distribution may be substan-tially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

Although dividends generally will be treated as distributed when paid, divi-dends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31.

In order to avoid a 4% federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least
98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on Octo-ber 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. The Fund intends to make timely distributions in compliance with these re-quirements and consequently it is anticipated that it generally will not be re-quired to pay the excise tax.

If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year, other than interest income from Municipal Obligations, and distributions to its shareholders out of net interest income from Municipal Obligations or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

As stated in the Prospectus under "Dividends and Taxes--Federal Income Tax Mat-ters," the Fund may invest in the type of private activity bonds the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users." Accordingly, the Fund may not be an appropriate investment for share-holders who are considered either a "substantial user" or a "related person" within the meaning of the Code. In general, a "substantial user" of a facility financed from the proceeds of private activity bonds includes a "non-exempt person who regularly uses a part of such facility in his trade or business." "Related persons" are in general defined to include persons among whom there exists a relationship, either by family or business, which would result in a disallowance of losses in transac-tions among them under various provisions of the Code (or if they are members of the same controlled group of corporations under the Code). For certain pri-vate activity bonds, this includes a partnership and each of its partners (in-cluding their spouses and minor children) and an S corporation and each of its shareholders (and their spouses and minor children). Various combinations of these relationships may also constitute "related persons" under the Code. The foregoing is not a complete statement of all of the provisions of the Code cov-ering the definitions of "substantial user" and "related person." For addi-tional information, investors should consult their tax advisers before invest-ing in the Fund.

Federal tax law imposes an alternative minimum tax with respect to both corpo-rations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospi-
tals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Fund re-ceives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from fed-eral income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Fund will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

In addition, the alternative minimum taxable income for corporations is in-creased by 75% of the difference between an alternative measure of income ("ad-justed current earnings") and the amount otherwise determined to be the alter-native minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Fund that would otherwise be tax-exempt, is included in calculating the alternative measures of a corporation's taxable in-come.

Individuals whose "modified income" exceeds a base amount will be subject to Federal income tax on up to one-half of their social security or railroad re-tirement benefits. Modified income currently includes adjusted gross income, one-half of social security benefits and tax-exempt interest, including exempt-interest dividends from the Fund. Individuals whose modified income exceeds the adjusted base amount are required to include in gross income up to 85% of their social security benefits.

The Code provides that interest on indebtedness incurred or continued to pur-chase or carry shares of the Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

The Fund is required in certain circumstances to withhold 31% of taxable divi-dends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifi-cates, or who are otherwise subject to back-up withholding.

The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or adminis-trative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the income tax consequences to its shareholders.

State and Local Tax Aspects. The exemption from federal income tax for distri-butions of interest income from Municipal Obligations which are designated ex-empt interest dividends will not necessarily result in exemption under the in-come or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Fund are advised to consult their own tax advisers in that regard.

                         DISTRIBUTION AND SERVICE PLAN

Pursuant to a Distribution Agreement with the Fund, Nuveen acts as the distrib-utor or principal underwriter of Fund shares. Shares of the Fund are offered on a continuous basis at net asset value without a sales charge. Under this Agree-ment, Nuveen will pay sales and promotion expenses in connection with the of-fering of Fund shares, including the cost of printing and distributing prospec-tuses (except expenses of preparing, printing and distributing prospectuses to existing shareholders and governmental agencies) and advertising and sales lit-erature expense. Expenses incurred in registering the Fund and its shares under federal and state securities laws will be paid by the Fund.

As discussed in the Prospectus under "Distribution and Service Plan," the Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 (the "Rule") of the Investment Company Act of 1940. The Plan was adopted and has been renewed by vote of the Board of Directors of the Fund, and of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agree-ments related to the Plan, cast in person at meetings called for the purpose of voting on such Plan. Under the Plan, the Fund and Nuveen pay fees to service organizations for services rendered in the distribution of shares of the Fund or the servicing of shareholder accounts. Nuveen will enter into Service Agree-ments with organizations who render such services. Service payments to such or-ganizations will be made in accordance with the following schedule:

DAILY AVERAGE ASSETS OF  PAYMENT ON AN
SERVICED ACCOUNTS        ANNUALIZED BASIS
-----------------------------------------
$0-$2 Million               .10 of 1%
$2-$5 Million               .15 of 1%
$5-$10 Million              .20 of 1%
$10 Million and Over        .30 of 1%

Payment of the above fees are split evenly between Nuveen and the Fund and thus the maximum the Fund would pay on an annualized basis is .15 of 1%. Nuveen may, in its discretion, pay from its own resources to a service organization satisfying certain criteria an additional amount not to exceed in the case of a given service organization the greater of (a) .05 of 1% per year based on average assets of accounts serviced, or (b) the amount by which the payment, if based on .30 of 1% of average assets of accounts serviced, would have exceeded the actual amount of the payment under the above schedule. Expenses that are incurred under the Plan in a given fis-cal year but not reimbursed by the Fund in that year are not carried over to future years. For the fiscal year ended February 28, 1997, the Fund paid fees to service organizations under the Plan in the amount of $141,601.

Under the Plan, the Controller or Treasurer of the Fund will report quarterly to the Board of Directors for its review amounts expended for distribution services. The Plan, the Service Agreements and the Distribution Agreement may be terminated at any time, without the payment of any penalty, by a vote of a majority of the directors who are not "interested persons" and who have no di-rect or indirect financial interest in the Plan or any related agreements or by vote of a majority of the outstanding voting securities of the Fund. The Plan may be renewed from year to year if approved at least annually by a vote of the Board of Directors and a vote of the non-interested directors who have no direct or indirect financial interest in the Plan or the related service agreements cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Directors who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable like-lihood that the Plan will benefit the Fund and its shareholders. The Plan is intended to benefit the Fund by promoting the sale of Fund shares, which in turn leads to economies of scale and helps assure the continued viability of the Fund. The Plan may not be amended to increase materially the cost which the Fund may bear under the Plan without shareholder approval, and any other material amendments of the Plan must be approved by the non-interested direc-tors by a vote cast in person at a meeting called for the purpose of consider-ing such amendments. During the continuance of the Plan, as required by the Rule, the selection and nomination of the non-interested directors of the Fund will be committed to the discretion of the non-interested directors then in office.

No director of the Fund and no "interested" person of the Fund has any direct or indirect financial interest in the Plan or any agreement related to the Plan. Services provided to the Fund by organizations receiving payments under the Plan are described in "How to Purchase Fund Shares--Distribution and Serv-ice Plan" in the Prospectus.

Shareholders should note that when a Fund dividend check has been returned to the sender by the post office after repeated mailings, the shareholder account will thereafter be registered for automatic reinvestment of dividends and thus the dividend check and future dividend checks will be reinvested in additional Fund shares. Shareholders are reminded that they need to advise the Funds promptly in writing of any change in address.

The Glass-Steagall Act and other applicable laws, among other things, may limit banks from engaging in the business of underwriting, selling or distrib-uting securities. Since the only functions of banks who may be engaged as service organizations is to perform administrative shareholder servicing func-tions, the Fund believes that such laws should not preclude a bank from acting as a service organization. However, future changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative deci-sions or interpretations of statutes or regulations, could prevent a bank from con-tinuing to perform all or a part of its shareholder servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permit-ted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought.

To help advisers and investors better understand and more efficiently use an investment in the Fund to reach their investment goals, the Fund and its spon-sor, Nuveen, may advertise and create specific investment programs and systems. For example, such activities may include presenting information on how to use an investment in the Fund, alone or in combination with an investment in other mutual funds or unit investment trusts sponsored by Nuveen, to accumulate as-sets for future education needs or periodic payments such as insurance premi-ums. The Fund and its sponsor may produce software or additional sales litera-ture to promote the advantages of using the Fund to meet these and other spe-cific investor needs.

                               YIELD INFORMATION

As explained in the Prospectus, the historical performance may be expressed in terms of "yield," "effective yield" or "taxable equivalent yield." The Fund's yield and effective yield for the seven-day period ended February 28, 1997 were 2.79% and 2.83%, respectively. These various measures of performance are de-scribed below.

The Fund's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, current yield is based on a seven-day period and is computed as follows: The Fund's net investment income per share for the period is divided by the price per share (expected to remain constant at $1.00) at the beginning of the period, the re-sult (the "base period return") is divided by 7 and multiplied by 365, and the resulting figure is carried to the nearest hundredth of one percent. For the purpose of this calculation, the Fund's net investment income per share in-cludes its accrued interest income plus or minus amortized purchase discount or premium less accrued expenses, but does not include realized capital gains or losses or unrealized appreciation or depreciation of investments.

The Fund's effective yield is calculated by taking the base period return (com-puted as described above) and calculating the effect of assumed compounding. The formula for effective yield is: (base period return + 1) 365/7 - 1.

The Fund's taxable equivalent yield is computed by dividing that portion of the Fund's yield which is tax-exempt by 1 minus the stated federal income tax rate and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt.

The Fund's yield will fluctuate, and the publication of annualized yield quota-tions is not a representation of what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in question, but also on such matters as the expenses of the Fund.

In reports or other communications to shareholders or in advertising and sales literature, the Fund may compare its performance to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), by Donoghue's Money Fund Report ("Donoghue's") or similar services or by financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Per-formance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year or other types of performance figures. Lipper performance calculations in-clude the reinvestment of all capital gain and income dividends for the periods covered by the calculations. As reported by Donoghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

A comparison of tax-exempt and taxable equivalent yields is one element to con-sider in making an investment decision. The Fund may from time to time in its advertising and sales materials compare its then current yields as of a recent date with the yields on taxable investments such as corporate or U.S. Govern-ment bonds and bank CDs or money market accounts, each of which has investment characteristics that may differ from those of the Fund. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are generally shorter term investments insured by an agency of the federal government. Bank money market accounts and money market funds provide stability of principal but pay interest at rates which vary with the condition of the short-term taxable debt market.

The following table shows the effects for individuals of federal income taxes on the amount that those subject to a given tax rate would have to put into a tax-free investment in order to generate the same after-tax income as a taxable investment.*

  Read down to find the amount of a tax-free investment at the specified rate that would provide the same after-tax income as a $50,000 taxable invest-ment at the stated taxable rate.

          2.00%    2.50%    3.00%    3.50%    4.00%    4.50%    5.00%
TAXABLE  TAX-FREE TAX-FREE TAX-FREE TAX-FREE TAX-FREE TAX-FREE TAX-FREE
-----------------------------------------------------------------------
3.00%    $ 51,750 $41,400  $34,500  $29,571  $25,875  $23,000  $20,700
-----------------------------------------------------------------------
4.00%    $ 69,000 $55,200  $46,000  $39,429  $34,500  $30,667  $27,600
-----------------------------------------------------------------------
5.00%    $ 86,250 $69,000  $57,500  $49,286  $43,125  $38,333  $34,500
-----------------------------------------------------------------------
6.00%    $103,500 $82,800  $69,000  $59,143  $51,750  $46,000  $41,400
-----------------------------------------------------------------------
7.00%    $120,750 $96,600  $80,500  $69,000  $60,375  $53,667  $48,300
-----------------------------------------------------------------------

*The dollar amounts in the table reflect a 31% federal income tax rate.

The table is for illustrative purposes only and is not intended to predict the actual return you might earn on your investment. The Fund occasionally may ad-vertise its performance in similar tables using a different current tax rate than that shown here. The tax rate shown here may be higher or lower than your actual tax rate; a higher tax rate would tend to make the dollar amounts in the table lower, while a lower tax rate would make the amounts higher. You should consult your tax adviser to determine your actual tax rate.

                  INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN


Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 have been selected as auditors for the Fund. In addi-tion to audit services, Arthur Andersen LLP provides consultation and assis-tance on accounting, internal control, tax and related matters. The financial statements of the Fund incorporated by reference elsewhere in this Statement of Additional Information and the information set forth under "Financial High-lights" in the Prospectus have been audited by Arthur Andersen LLP as indicated in their report with respect thereto, and are included in reliance upon the au-thority of said firm as experts in giving said report.

The custodian of the Fund's assets is The Chase Manhattan Bank, 4 New York Pla-za, New York, New York 10004.
                                                                    MAI-T-F-RSRV
24

NUVEEN
Money Market
Funds


February 28, 1997


Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.


Reserves
California
Massachusetts                                   [PHOTO OF COUPLE APPEARS HERE]
New York

                                   Contents


                                     2  Dear Shareholder

                                     4  Answering Your Questions

                                     6  Reserves Overview

                                     7  California Overview

                                     8  Massachusetts Overview

                                     9  New York Overview

                                    11  Financial Section

                                    49  Shareholder Meeting Results

                                    50  Shareholder Information

                                    51  Fund Information

Dear Shareholder

It is a pleasure to report to you on the performance of your Nuveen tax-free money market fund for the year ended February 28, 1997. During this 12-month period the funds covered in this report continued to achieve their goal of delivering attractive tax-free income from portfolios of quality municipal bonds. As of the end of February, investors were receiving annual tax-free yields that ranged from 2.79% to 2.87%, equivalent to taxable yields of 4.36% to 4.48% for investors in the 36% federal income tax bracket.

The Nuveen money market funds have done well in generating tax-free income for investors while preserving net asset value stability and investor confidence.

Perhaps even more importantly, your money market fund has continued to deliver safety and liquidity, which is especially comforting during periods of market volatility. When combined with the flexibility of checkwriting, money market funds remain a valuable and convenient investment alternative.

Since our last report, Nuveen has broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal, and in some cases, state taxes. In January we merged our mutual fund family with Flagship Resources, a respected manager of municipal bond mutual funds based in Dayton, Ohio. This merger added 19 mutual funds to the Nuveen family, giving investors an expanded array of investment solutions for their personal portfolios.

[PHOTO OF TIMOTHY R.
  SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger

"Since our last report, Nuveen has broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal, and in some cases, state taxes."



Nuveen also has created new equity investments to help investors keep more of what they have earned. In November we launched the Nuveen Growth and Income Stock Fund, a fund that seeks to provide prudent investors superior equity market performance with equal or less risk than the overall stock market. In March we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds.

Nuveen prides itself on providing attractive tax-free income with reduced risk to more than 1.3 million shareholders. In conversations with investors, many of you have told me how important tax-free income is to maintaining a lifestyle that you have worked so hard to build. I appreciate the trust you have placed in us.

Sincerely,


/S/ Timothy R. Schwertfeger
Timothy R. Schwertfeger

Chairman of the Board

April 14, 1997

Answering Your Questions


[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

What principal factors affected the municipal bond market and the funds during the past year?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty.

Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Money market investments turned in good returns, considering the current low rates available on short-term securities. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with shorter-term vehicles until a clearer picture of market trends emerged.

What impact will future interest rate changes have on fund performance?

Given the uncertainty about a possible correction in the equity market and the Federal Reserve's recent 0.25% increase in short-term interest rates, municipal money market funds should see improvement in the tax-free yields they provide investors.

What is your approach to managing the funds?

We kept the fund's weighted average maturity near the low end of its target range for the first six months of 1996, so that we could quickly roll assets into higher yielding securities as they became

"Money market investments turned in good returns, considering the current low rates available on short- term securities."


available. We took advantage of the June/July note season, when many municipal governments bring new issues to market, to modestly extend maturity.

What is your outlook for the market in the next year?

Economic expansion continues to be slow and steady, as evidenced by a lack of price pressure at the consumer and producer levels, strong consumer confidence, low unemployment figures, and a stable money supply. It is not clear if or when the Federal Reserve will raise rates again. Our strategy is to keep the fund at or near its current maturity range until the interim volatility subsides and we can better assess the direction of interest rates.

Nuveen Tax-Free Reserves, Inc.
February 28, 1997 Annual Report

Reserves
Overview

Fund Highlights
=================================================
Inception Date                              11/82
Total Net Assets                     $304,087,480
Average Weighted Maturity (Days)               33
-------------------------------------------------

Tax-Free Yields
=================================================
SEC 7-Day Yield                             2.79%
SEC 30-Day Yield                            2.80%
-------------------------------------------------

Taxable Equivalent Yields
=================================================
SEC 7-Day Yield                             4.36%
SEC 30-Day Yield                            4.38%
-------------------------------------------------

Based on a federal income tax rate of 36%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]
                                       ====

Nuveen California Tax-Free Money Market Fund
February 28, 1997 Annual Report

California
Overview

Fund Highlights
=================================================
Inception Date                               3/86
Total Net Assets                     $185,638,604
Average Weighted Maturity (Days)               22
-------------------------------------------------

Tax-Free Yields
=================================================
SEC 7-Day Yield                             2.87%
SEC 30-Day Yield                            2.88%
-------------------------------------------------

Taxable Equivalent Yields
=================================================
SEC 7-Day Yield                             4.95%
SEC 30-Day Yield                            4.97%
-------------------------------------------------

Based on a combined federal and state income tax rate of 42%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

Nuveen Massachusetts Tax-Free Money Market Fund
February 28, 1997 Annual Report

Massachusetts
Overview

Fund Highlights
================================================
Inception Date                              2/87
Total Net Assets                     $41,024,478
Average Weighted Maturity (Days)              48
------------------------------------------------

Tax-Free Yields
================================================
SEC 7-Day Yield                            2.79%
SEC 30-Day Yield                           2.80%
------------------------------------------------

Taxable Equivalent Yields
================================================
SEC 7-Day Yield                            4.94%
SEC 30-Day Yield                           4.96%
------------------------------------------------

Based on a combined federal and state income tax rate of 43.5%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

Nuveen New York Tax-Free Money Market Fund
February 28, 1997 Annual Report

New York
Overview

Fund Highlights
================================================
Inception Date                              2/87
Total Net Assets                     $26,546,301
Average Weighted Maturity (Days)              47
------------------------------------------------

Tax-Free Yields
================================================
SEC 7-Day Yield                            2.86%
SEC 30-Day Yield                           2.87%
------------------------------------------------

Taxable Equivalent Yields
================================================
SEC 7-Day Yield                            4.81%
SEC 30-Day Yield                           4.82%
------------------------------------------------

Based on a combined federal and state income tax rate of 40.5%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

                               Financial Section


                        Contents

                    12  Portfolio of Investments

                    25  Statement of Net Assets

                    26  Statement of Operations

                    30  Statement of Changes in Net Assets

                    34  Notes to Financial Statements

                    39  Financial Highlights

                    48  Report of Independent
                        Public Accountants

                                       ====

                Portfolio of Investments
                Tax-Free Reserves
   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Alabama -- 4.0%

 $12,200,000    The Medical Clinic Board of the City of Birmingham - UAHSF, Medical               A-1+      $12,200,000
                  Clinic Revenue Bonds, UAHSF Series 1991, Variable Rate Demand
                  Bonds, 3.550%, 12/01/26+
-----------------------------------------------------------------------------------------------------------------------
                Arizona -- 6.4%

   7,000,000    The Industrial Development Authority of the County of Apache (Arizona),         VMIG-1        7,000,000
                  Pollution Control Revenue Bonds, 1981 Series B (Tucson Electric Power
                  Company Project ), Variable Rate Demand Bonds, 3.450%, 10/01/21+

  12,600,000    City of Mesa Municipal Development Corporation, Special Tax Updates             VMIG-1       12,600,000
                  Bonds, Series 1985, Commercial Paper, 3.400%, 4/30/97
-----------------------------------------------------------------------------------------------------------------------
                Arkansas -- 1.0%

   2,900,000    Board of Trustees of the University of Arkansas, Various Facility Revenue       VMIG-1        2,900,000
                  Bonds (UAMS Campus), Series 1994, Variable Rate Demand Bonds,
                  3.350%, 12/01/19+
-----------------------------------------------------------------------------------------------------------------------
                California -- 2.6%

   5,000,000    California School Cash Reserve Program Authority, 1996 Pool Bonds,               MIG-1        5,013,770
                  Series A Note, 4.750%, 7/02/97

   3,000,000    Santa Clara County Transit District, Refunding Equipment Trust                  VMIG-1        3,000,000
                  Certificates, Variable Rate Demand Bonds, 3.450%, 6/01/15+
-----------------------------------------------------------------------------------------------------------------------
                Delaware -- 3.8%

  11,452,500    New Castle County, Delaware, Economic Development Revenue Refunding                A-1       11,452,500
                  Bonds (Henderson/McGuire Partners Project), Series 1993, Variable
                  Rate Demand Bonds, 3.350%, 8/15/20+
-----------------------------------------------------------------------------------------------------------------------
                District of Columbia -- 2.4%

   7,200,000    District of Columbia (Washington, D.C.), General Obligation General             VMIG-1        7,200,000
                  Fund Recovery Bonds, Series 1991B, Variable Rate Demand Bonds,
                  3.500%, 6/01/03+
-----------------------------------------------------------------------------------------------------------------------
                Florida -- 5.9%

   1,400,000    Florida Housing Finance Agency, Multi-Family Housing Revenue Refunding             A-1        1,400,000
                  Bonds, 1989 Series E (Fairmont Oaks Project), Variable Rate Demand
                  Bonds, 3.500%, 4/01/26+

   4,210,000    Florida Municipal Power Agency, Initial Pooled Loan Project, Commercial            A-1        4,210,000
                  Paper Notes, Series A, 3.450%, 6/20/97

   1,000,000    Atlantic Beach Improvement and Refunding Revenue Bonds, Series                  VMIG-1        1,000,000
                  1994B (Fleet Landing Project), Variable Rate Demand Bonds,
                  3.500%, 10/01/24+

                =====
                12




                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report


   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Florida -- continued

  $3,100,000    Pasco County Housing Finance Authority, Multi-Family Housing Revenue            VMIG-1      $ 3,100,000
                  Bonds (Carlton Arms of Magnolia Valley Project), Series 1985, Variable
                  Rate Demand Bonds, 3.375%, 12/01/07+

   4,800,000    Sarasota County Public Hospital District, Hospital Revenue Bonds                  A-1+        4,800,000
                  (Sarasota Memorial Hospital Project), Series C, Commercial Paper,
                  3.450%, 3/21/97

   3,300,000    Sunshine State Governmental Financing Commission, Revenue Bonds,                VMIG-1        3,300,000
                  Series 1986, Commercial Paper, 3.500%, 3/05/97
-----------------------------------------------------------------------------------------------------------------------
                Georgia -- 6.1%

                Municipal Gas Authority of Georgia, Gas Revenue Bonds (Transco
                Portfolio I Project), Series B, Commercial Paper:
   5,000,000      3.300%, 3/07/97                                                                 A-1+        5,000,000
   3,400,000      3.400%, 5/14/97                                                               VMIG-1        3,400,000

  10,000,000    Fulco Hospital Authority, Revenue Anticipation Certificates (Saint              VMIG-1       10,000,000
                  Joseph's Hospital of Atlanta Project), Series 1989, Commercial
                  Paper, 3.350%, 4/30/97
-----------------------------------------------------------------------------------------------------------------------
                Hawaii -- 0.9%

   2,600,000    Hawaii State Department of Budget and Finance, Special Purpose                     A-1        2,600,000
                  Floating Rate Demand Revenue Bonds (Adventist
                  Health System -- West), Series 1984, Variable Rate
                  Demand Bonds, 3.700%, 9/01/99+
-----------------------------------------------------------------------------------------------------------------------
                Illinois -- 9.1%

   7,000,000    Illinois Development Finance Authority, Pollution Control Revenue Bonds            P-1        7,000,000
                  (Diamond - Star Motors Corporation Project), Series 1985, Variable
                  Rate Demand Bonds, 3.550%, 12/01/08+

   6,000,000    Illinois Education Facilities Authority, Adjustable Demand Revenue              VMIG-1        6,000,000
                  Bonds, Shedd Aquarium Society, Series 1987B, Commercial Paper,
                  3.550%, 5/06/97

   1,570,000    Illinois Health Facilities Authority, Unit Priced Demand Adjustable Revenue       A-1+        1,570,000
                  Bonds, Alexian Brothers Health System, Inc. (Alexian Brothers Medical
                  Center, Inc. Project), Series 1985D, Commercial Paper, 3.400%, 4/25/97

   4,400,000    Illinois Health Facilities Authority, Adjustable Demand Revenue Bonds,          VMIG-1        4,400,000
                  Series 1991 (Victory Health Services Project), Commercial Paper,
                  3.500%, 3/20/97

                =====
                13



                Portfolio of Investments

                Tax-Free Reserves -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Illinois -- continued

 $ 3,000,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility            P-1      $ 3,000,000
                  Revenue Bonds (American Airlines, Inc. Project), Series 1983C,
                  Variable Rate Demand Bonds, 3.450%, 12/01/17+

   5,700,000    City of Decatur, Macon County, Illinois, Unit Priced Demand Adjustable          VMIG-1        5,700,000
                  Water Revenue Bonds, Series 1985, Commercial Paper,
                  3.550%, 4/09/97
-----------------------------------------------------------------------------------------------------------------------
                Iowa -- 2.9%

   6,000,000    Iowa School Corporations, Warrant Certificates, 1996-97 Series A                 MIG-1        6,014,916
                  Note, 4.750%, 6/27/97

   2,900,000    City of Eddyville, Iowa, Industrial Development Revenue Bonds                      N/R        2,900,000
                  (Heartland Lysine, Inc. Project), Series 1985, Variable Rate
                  Demand Bonds, 3.650%, 11/01/03+
-----------------------------------------------------------------------------------------------------------------------
                Kentucky -- 3.6%

   2,000,000    Kentucky Governmental Agencies, 1996 Cash Flow Borrowing Program,                  N/R        2,000,947
                  Certificates of Participation, Tax and Revenue Anticipation Notes,
                  4.300%, 6/30/97

   9,005,000    Hancock County, Kentucky, Industrial Building Revenue Refunding                    N/R        9,005,000
                  Bonds (Southwire Company Project), Series 1990, Variable Rate
                  Demand Bonds, 3.900%, 7/01/10+
-----------------------------------------------------------------------------------------------------------------------
                Louisiana -- 4.9%

  10,000,000    Louisiana Recovery District, Sales Tax Bonds, Series 1988, Commercial              Aaa       10,000,000
                  Paper, 3.900%, 7/01/97

   5,000,000    Ascension Parish Pollution Control (BASF Wyandotte Corporation),                   P-1        5,000,000
                  Variable Rate Demand Bonds, 3.500%, 12/01/05+
-----------------------------------------------------------------------------------------------------------------------
                Michigan -- 2.7%

   7,100,000    Michigan Job Development Authority, Limited Obligation Revenue Bonds               A-1        7,100,000
                  (Frankenmuth Bavarian Inn Motor Lodge Project), Series A, Variable
                  Rate Demand Bonds, 3.850%, 9/01/15+

   1,065,000    The Economic Development Corporation of the City of Warren, MaComb                 P-1        1,065,000
                  County, Michigan, Floating Rate Limited Obligation Revenue Bonds
                  (The Prince Company, Inc., Michigan Division Project), Series A,
                  Variable Rate Demand Bonds, 3.750%, 11/01/99+
-----------------------------------------------------------------------------------------------------------------------
                Minnesota -- 2.5%

   5,255,000    City of Bloomington, Minnesota, Floating Rate Demand Commercial                   A-1+        5,255,000
                  Revenue Bonds (James Avenue Associates Project), Series 1985,
                  Variable Rate Demand Bonds, 3.350%, 12/01/15+

                ====

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------

                Minnesota -- continued

 $ 2,400,000    Housing and Redevelopment Authority of the City of Saint Paul,                     A-1       $2,400,000
                  Minnesota, Variable Rate Demand Purchase, District Heating
                  Revenue Bonds, 1982 Series A, Variable Rate Demand Bonds,
                  3.550%, 12/01/12+
-----------------------------------------------------------------------------------------------------------------------
                Missouri -- 3.0%

                State Environmental Improvement and Energy Resources Authority,
                Unit Priced Demand Adjustable Pollution Control Revenue Bonds,
                Series 1985 A (Union Electric Company), Commercial Paper:
   3,600,000      3.300%, 4/10/97                                                               VMIG-1        3,600,000
   5,600,000      3.550%, 5/21/97                                                               VMIG-1        5,600,000
-----------------------------------------------------------------------------------------------------------------------
                New Hampshire -- 2.3%

   7,000,000    New Hampshire Higher Educational and Health Facilities Authority,                  A-1        7,000,000
                  Revenue Bonds, Hunt Community Issue, Series 1996, Variable Rate
                  Demand Bonds, 3.450%, 5/01/26+
-----------------------------------------------------------------------------------------------------------------------
                New York -- 2.8%

   3,500,000    The City of New York, General Obligation Bonds, Fiscal 1995 Series B,           VMIG-1        3,500,000
                  Variable Rate Demand Bonds, 3.500%, 8/15/22+

   5,000,000    The City of New York, General Obligation Revenue Anticipation Notes,             MIG-1        5,012,173
                  Fiscal 1997 Series B, 4.500%, 6/30/97
-----------------------------------------------------------------------------------------------------------------------
                North Carolina -- 4.0%

   2,400,000    The Wake County Industrial Facilities and Pollution Control Financing              P-1        2,400,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1990B, Commercial Paper,
                  3.700%, 4/10/97

   6,630,000    The Wake County Industrial Facilities and Pollution Control Financing              P-1        6,630,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1990A, Commercial Paper,
                  3.550%, 4/09/97

   3,000,000    The Wake County Industrial Facilities and Pollution Control Financing           VMIG-1        3,000,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1985C, Variable Rate Demand Bonds,
                  3.500%, 10/01/15
-----------------------------------------------------------------------------------------------------------------------
                Ohio -- 9.4%

   3,100,000    Ohio School Districts, 1996 Cash Flow Borrowing Program, Certificates            MIG-1        3,105,231
                  of Participation, Revenue Anticipation Notes of Certain Ohio School
                  Districts, Series B, 4.530%, 6/30/97

                ====

                Portfolio of Investments
                Tax-Free Reserves -- continued

  Principal                                                                                                   Amortized
     Amount     Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Ohio -- continued

$ 8,800,000     Centerville Variable Rate Demand Health Care Revenue Bonds                      VMIG-1      $ 8,800,000
                  (Bethany Lutheran Village Continuing Care Facilities Expansion
                  Project), Variable Rate Demand Bonds, 3.400%, 5/01/08+

  5,200,000     Port Authority of Cincinnati and Hamilton County, Daily Adjustable                 A-2        5,200,000
                  Economic Development Revenue Bonds (Kenwood Office Associates
                  Project), Series 1985, Variable Rate Demand Bonds, 3.500%, 9/01/25+

  1,200,000     Cuyahoga County, University Hospital of Cleveland, Series 1985, Variable        VMIG-1        1,200,000
                  Rate Demand Bonds, 3.550%, 1/01/16+

  5,120,000     County of Erie, Ohio, Adjustable Rate Demand Health Care Facilities             VMIG-1        5,120,000
                  Revenue Bonds (The Commons of Providence Project), Series 1996 B,
                  Variable Rate Demand Bonds, 3.450%, 10/01/21+

  3,685,000     County of Franklin, Ohio, Floating Rate Demand Hospital Financing                  N/R        3,685,000
                  Revenue Bonds, Series 1993 (Traditions at Mill Run Project), Variable
                  Rate Demand Bonds, 3.500%, 11/01/14+

  1,880,000     County of Hamilton, Ohio, Adjustable Rate Demand Healthcare Revenue                N/R        1,880,000
                  Bonds, Series 1995 (Community Limited Care Dialysis Center Project),
                  Variable Rate Demand Bonds, 3.350%, 9/01/05+
-----------------------------------------------------------------------------------------------------------------------
                Oregon -- 1.0%

  3,100,000     Port of Morrow (Portland G.E. Company Boardman Project), Variable               VMIG-1        3,100,000
                  Rate Demand Bonds, 3.500%, 10/01/13+
-----------------------------------------------------------------------------------------------------------------------
                Pennsylvania -- 3.4%

  3,250,000     The Pennsylvania State University Notes, Series of 1996,                         MIG-1        3,252,189
                  4.250%, 4/04/97

  4,000,000     City of Philadelphia, Pennsylvania, General Obligation Bonds,                   VMIG-1        4,000,000
                  Series 1990B, Commercial Paper, 3.550%, 4/10/97

  3,000,000     City of Philadelphia, Pennsylvania, Gas Works Revenue Notes,                      A-1+        3,000,000
                  Commercial Paper, Series B, 3.500%, 3/27/97
-----------------------------------------------------------------------------------------------------------------------
                Tennessee -- 4.4%

  6,800,000     The Public Building Authority of the City of Clarksville, Adjustable Rate         A-1+        6,800,000
                  Pooled Financing Revenue Bonds, Series 1994 (Tennessee Municipal
                  Bond Fund), Variable Rate Demand Bonds, 3.300%, 6/01/24+

  3,500,000     The Industrial Development Board of the County of Jackson, Variable                N/R        3,500,000
                  Rate Industrial Development Demand Revenue Bonds (Esselte Project),
                  Series 1985B, Variable Rate Demand Bonds, 3.550%, 8/01/15+

  3,000,000     The Public Building Authority of the County of Montgomery, Adjustable             A-1+        3,000,000
                  Rate Pooled Financing Revenue Bonds, Series 1985 (Tennessee
                  County Loan Pool), Variable Rate Demand Bonds, 3.300%, 3/01/25+

             =====

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


  Principal                                                                                                   Amortized
     Amount     Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------

                Texas -- 3.0%

$  4,000,000    State of Texas Tax and Revenue Anticipation Notes, Series 1996,                  MIG-1     $  4,023,588
                  4.750%, 8/29/97

   5,000,000    Southwest Higher Education Authority, Southern Methodist University,            VMIG-1        5,000,000
                  Variable Rate Demand Bonds, 3.450%, 7/01/15+
-----------------------------------------------------------------------------------------------------------------------
                Utah -- 1.2%

   3,550,000    West Valley City Industrial Development (Johnson Matthey Project),                 N/R        3,550,000
                  Variable Rate Demand Bonds, 3.550%, 12/01/11+
-----------------------------------------------------------------------------------------------------------------------
                Virginia -- 2.9%

   3,000,000    Industrial Development Authority of Albemarle County, Variable Rate Health         A-1        3,000,000
                  Services Revenue Bonds (The University of Virginia Health Services
                  Foundation), Series 1996, Variable Rate Demand Bonds, 3.350%, 2/01/26+

   2,600,000    The Industrial Development Authority of the City of Norfolk, Floating              N/R        2,600,000
                  Rate Industrial Development Revenue Bonds (Norfolk-Virginia Beach-
                  Portsmouth MSA Limited Partnership Project), Variable Rate Demand
                  Bonds, 5.363%, 11/01/04+

   3,300,000    The Industrial Development Authority of the City of Richmond, Floating             N/R        3,300,000
                  Rate Industrial Development Revenue Bonds (Richmond MSA Limited
                  Partnership Project), Variable Rate Demand Bonds, 5.363%, 11/01/04+
-----------------------------------------------------------------------------------------------------------------------
                Washington -- 3.2%

   5,100,000    Washington Health Care Facilities Authority, Variable Rate Demand                  A-1        5,100,000
                  Revenue Bonds, Series 1984 (Adventist Health System-West/Walla
                  Walla General Hospital), Variable Rate Demand Bonds,
                  3.700%, 9/01/09+

   3,300,000    Washington State Housing Finance Commission, Nonprofit Revenue                   VMIG-1       3,300,000
                  Bonds (Crista Ministries Project), Series 1991A, Variable Rate
                  Demand Bonds, 3.300%, 7/01/11+

   1,400,000    Spokane County, Washington, Road Fund Tax Anticipation Notes,                       N/R       1,400,000
                  Series 1996B, 4.000%, 6/30/97
-----------------------------------------------------------------------------------------------------------------------
$302,172,500    Total Investments -- 99.4%                                                                  302,245,314
============-----------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.6%                                                         1,842,166
                -------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                         $304,087,480
                =======================================================================================================

                * Ratings (not covered by the report of independent public accountants): rating. Using the higher of Standard & Poor's or Moody's

                N/R -- Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

=====
17
                                 See accompanying notes to financial statements.

                Portfolio of Investments
                California -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $2,700,000    California Health Facilities Financing Authority (Sutter/CHS), Series           VMIG-1       $2,702,188
                  1996B, Variable Rate Demand Bonds, 3.350%, 7/01/12+

   2,000,000    California Health Facilities Financing Authority (Sutter/CHS),                  VMIG-1        2,000,000
                  Variable Rate Demand Bonds, 3.350%, 7/01/22+

   7,700,000    California Health Facilities Authority, Variable Rate Hospital Revenue          VMIG-1        7,700,000
                  Bonds, Adjustable Convertible Extendable Securities -- ACES
                  (Saint Francis Memorial Hospital), Series 1993B, Variable Rate
                  Demand Bonds, 3.200%, 11/01/19+

   3,000,000    California School Cash Reserve Program Authority, 1996 Pool Bonds                MIG-1        3,008,262
                  Series A, General Obligation Note, 4.750%, 7/02/97

   3,000,000    State of California 1996-97 Revenue Anticipation Notes,                          MIG-1        3,005,071
                  4.500%, 6/30/97

   2,001,000    State of California Department of Water Resources, Water Revenue                  A-1+        2,001,000
                  Commercial Paper Notes, Series 1, 3.350%, 5/23/97

   7,100,000    Certificates of Participation, California Statewide Communities                 VMIG-1        7,100,000
                  Development Authority, Northern California Retired Officers
                  Community, Variable Rate Demand Bonds, 3.350%, 6/01/26+

   4,430,000    Tri-Modal Variable Rate Revenue Refunding Certificates of                         A-1+        4,430,000
                  Participation (House Ear Institute), 1993 Series A, Variable Rate
                  Demand Bonds, 3.350%, 12/01/18+

   9,200,000    California Statewide Communities Development Authority,                         VMIG-1        9,200,000
                  Certificates of Participation, St. Joseph Health System Obligated
                  Group, Variable Rate Demand Bonds, 3.350%, 7/01/24+

   3,080,000    Chico Multifamily Housing (Sycamore Glen Project), Variable Rate                   N/R        3,080,000
                  Refunding Bonds, Series 1995, Variable Rate Demand Bonds,
                  3.590%, 4/07/14+

   4,500,000    Contra Costa Multifamily Mortgage Revenue Refunding (Delta Square               VMIG-1        4,500,000
                  Project), Series 1990A, Variable Rate Demand Bonds, 3.300%, 8/01/07+

   3,700,000    Fremont Multifamily Housing (Mission Wells Project), Series 1985E,                 A-1        3,700,000
                  Variable Rate Demand Bonds, 3.350%, 9/01/07+

   2,000,000    Grand Terrace Redevelopment Agency, Multifamily Housing                            A-1        2,000,000
                  (Mount Vernon Villas Project), Variable Rate Demand Bonds,
                  3.350%, 12/01/11+

   3,000,000    Hayward Housing Authority, Multifamily Mortgage Revenue                            A-1        3,000,000
                  Refunding Bonds,Series 1993A (Huntwood Terrace), Variable
                  Rate Demand Bonds, 3.400%, 3/01/27+

   3,860,000    Hillsborough Certificates of Participation, Water and Sewer System                 A-1        3,860,000
                  Project, Series 1995A, Variable Rate Demand Bonds, 3.700%, 6/01/15+


                18






                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $6,400,000    Irvine Ranch Water District, Consolidated                                         A-1+       $6,400,000
                  Bonds, Series 1985-B, 1986 Capital Improvement
                  Project, Variable Rate Demand Bonds,
                  3.250%, 10/01/09+

   3,100,000    Irvine Ranch Water District, Variable                                           VMIG-1        3,100,000
                  Rate Demand Bonds, 3.250%, 6/01/15+

   4,300,000    Irvine Ranch Water District, Variable                                           VMIG-1        4,300,000
                  Rate Demand Consolidated Refunding Bonds,
                  Series A, Variable Rate Demand Bonds,
                  3.250%, 5/01/09+

   9,000,000    Kern Community College District, Certificates                                      A-2        9,000,000
                  of Participation, Series 1995, Variable Rate
                  Demand Bonds, 3.950%, 1/01/25+

   4,855,000    City of Los Angeles (Studio Colony Project),                                    VMIG-1        4,855,000
                  Multifamily Housing Revenue Bonds, Variable
                  Rate Demand Bonds, 3.350%, 5/01/07+

   2,400,000    Los Angeles County, Tax and Revenue Anticipation                                 MIG-1        2,407,859
                  Notes, 1996-1997 Series A, 4.500%, 6/30/97

   2,500,000    The City of Los Angeles, Wastewater System,                                     VMIG-1        2,500,000
                  Commercial Paper Revenue Notes, 3.400%,
                  5/15/97

   8,400,000    Monterey County Financing Authority, Revenue                                    VMIG-1        8,400,000
                  Bonds (Reclamation and Distribution Project),
                  Series 1995A, Variable Rate Demand Bonds,
                  3.400%, 9/01/36+

   7,100,000    Oakland, California Certificates of Participation,                                 N/R        7,100,000
                  Project, Variable Rate Demand Capital Improvement
                  Bonds, 3.650%, 12/01/15+

   7,900,000    Orange County Apartment Development (Monarch Bay                                   A-1        7,900,000
                  Apartments Project), Variable Rate Demand Bonds,
                  3.300%, 10/01/07+

   3,800,000    Orange County (Robinson Ranch Apartments Project),                              VMIG-1        3,800,000
                  Variable Rate Demand Revenue Bonds, 3.450%,
                  11/01/08+

   1,500,000    Orange County Irvine Coast Assessment District                                  VMIG-1        1,500,000
                  #88-1, Variable Rate Demand Bonds, 3.400%,
                  9/02/18+

   4,200,000    Orange County Sanitation District, Certificates                                 VMIG-1        4,200,000
                  of Participation, Variable Rate Demand Bonds,
                  3.400%, 8/01/17+

   2,000,000    Orange County Water District, Variable Rate                                       A-1+        2,000,000
                  Rate Demand Bonds, 3.250%, 8/15/15+

   4,200,000    San Diego County Rincon Del Diablo Municipal Water                              VMIG-1        4,200,000
                  District, Rincon Public Facilities Corporation,
                  Commercial Paper, 3.850%, 5/01/97

   8,000,000    Sacramento Municipal Utility District, Series I,                                  A-1+        8,000,000
                  Commercial Paper Notes, 3.350%, 6/20/97

   1,200,000    San Bernardino Multifamily Housing (Castle Park                                 VMIG-1        1,200,000
                  Apartments), Variable Rate Demand Bonds, 3.550%,
                  11/01/05+


                19

                Portfolio of Investments
                California -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
$  2,500,000    San Bernardino County, 1996-1997 Tax and Revenue Anticipation                    MIG-1     $  2,504,986
                  Notes, 4.500%, 6/30/97

   2,000,000    San Bernardino County (1996 County Center Refinancing Project),                 VMIG-1        2,000,000
                  Certificates of Participation, Variable Rate Demand Bonds,
                  3.250%, 7/01/15+

   3,000,000    San Diego Housing Authority, Multifamily Housing Revenue Refunding                A-1+        3,000,000
                  Bonds, Series 1993-A, (Carmel Del Mar Apartments), Variable Rate
                  Demand Bonds, 3.200%, 12/01/15+

   3,000,000    San Diego County Teeter Obligation, Tax-Exempt Commercial Paper,                   A-1        3,000,000
                  3.350%, 5/22/97

   7,000,000    San Dimas Industrial Development Bonds (Bausch & Lomb                              N/R        7,000,000
                  Incorporated), Variable Rate Demand Bonds, 3.650%, 12/01/15+

   5,900,000    Santa Paula Public Financing Authority, Lease Revenue Bonds, Series                A-1        5,900,000
                  1996 Water System Acquisition Project, Variable Rate Demand
                  Bonds, 3.500%, 2/01/26+

   5,000,000    Southern California Public Power Authority, Transmission Project,               VMIG-1        5,000,000
                  Variable Rate Demand Bonds, 3.200%, 7/01/19+

   8,000,000    Torrance Hospital Revenue (Little Company of Mary Hospital --                      A-1        8,000,000
                  Torrance Memorial Hospital), Variable Rate Demand Bonds,
                  3.250%, 2/01/22+

     900,000    Turlock Irrigation District (Transmission Projects), 1996 Series A,             VMIG-1          900,000
                  Certificates of Participation, Variable Rate Demand Bonds,
                  3.150%, 1/01/26+

   2,640,000    Vista Multifamily Housing (Shadowridge Apartments), Variable Rate                 A-1+        2,640,000
                  Demand Bonds, 3.350%, 5/01/05+

   3,000,000    Washington Township Hospital District, 1984 Issue A, Variable Rate              VMIG-1        3,000,000
                  Demand Bonds, 3.350%, 1/01/16+
-----------------------------------------------------------------------------------------------------------------------
$185,066,000    Total Investments -- 99.7%                                                                  185,094,366
============-----------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.3%                                                           544,238
                -------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                         $185,638,604
                =======================================================================================================


                * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R -- Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.
                20


                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report
                Portfolio of Investments
                Massachusetts

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $1,000,000    Brookline General Obligation Bonds, Unlimited Tax -- Note,                         Aaa       $1,000,568
                  3.750%, 6/04/97

   2,000,000    Framingham General Obligation Bonds, Unlimited Tax -- Note,                        N/R        2,000,902
                  4.250%, 3/28/97

   1,500,000    Ipswich, Massachusetts Bond Anticipation Notes, General Obligation                 N/R        1,504,722
                  Unlimited Tax -- Note, 4.000%, 2/05/98

   2,000,000    Massachusetts Bay Transportation Authority, Series C, Commercial                  A-1+        2,000,000
                  Paper, 3.500%, 5/29/97

     500,000    The Commonwealth of Massachusetts, Dedicated Income Tax                         VMIG-1          500,000
                  Bonds, Fiscal Recovery Loan Act of 1990, Series B, Variable Rate
                  Demand Bonds, 3.400%, 12/01/97

   1,300,000    The Commonwealth of Massachusetts, Dedicated Income Tax Bonds,                  VMIG-1        1,300,000
                  Fiscal Recovery Loan Act of 1990, Series E, Variable Rate
                  Demand Bonds, 3.400%, 12/01/97

                Massachusetts Health and Educational Facilities Authority
                (Capital Asset Program), Variable Rate Demand Bonds:
     500,000      3.150%, 7/01/05+                                                              VMIG-1          500,000
   1,900,000      3.450%, 1/01/35+                                                              VMIG-1        1,900,000

   1,900,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,900,000
                  (Harvard University), Variable Rate Demand Bonds,
                  3.200%, 8/01/17+

   1,800,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,800,000
                  (Brigham and Women's Hospital), Variable Rate Demand Bonds,
                  3.200%, 7/01/17+

   1,200,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,200,000
                  (M.I.T. Project), Variable Rate Demand Bonds, 3.100%, 7/01/21+

   1,145,000    Massachusetts Industrial Finance Agency, Adjustable Rate                           N/R        1,145,000
                  Industrial Revenue Bonds (Jencoat/Levy Realty Trust), Variable
                  Rate Demand Bonds, 4.210%, 10/06/99+

     800,000    Massachusetts Industrial Finance Agency (Nova Realty Trust 1994                    P-1          800,000
                  Refunding), Variable Rate Demand Bonds, 3.100%, 12/01/02+

   1,940,000    Massachusetts Health and Educational Facilities Authority                          A-2        1,940,000
                  (Community Health Center Capital Fund), Variable Rate Demand
                  Bonds, 3.300%, 3/01/15+

   2,000,000    Massachusetts Industrial Finance Agency, Pollution Control Revenue                 A-1        2,000,000
                  Refunding (New England Power Company), Commercial Paper,
                  3.450%, 3/05/97

   1,900,000    Massachusetts Port Authority, Multimodal Revenue Refunding Bonds,               VMIG-1        1,900,000
                  Series 1995A, Variable Rate Demand Bonds, 3.350%, 7/01/15+


                21


               Portfolio of Investments
               Massachusetts -- continued

  Principal                                                                                        Amortized
     Amount    Description                                                           Ratings*           Cost
------------------------------------------------------------------------------------------------------------
$ 1,575,000    Massachusetts Industrial Finance Agency, Chestnut House Apartments         A-1    $ 1,575,000
                 (FHA Insurance), Variable Rate Demand Bonds, 3.150%, 8/01/26+

  1,900,000    Massachusetts Industrial Finance Agency (Showa Women's Institute        VMIG-1      1,900,000
                 Boston, Inc. 1994 Project), Variable Rate Demand Bonds,
                 3.400%, 3/15/04+

  1,000,000    Massachusetts Industrial Finance Agency (Emerson College Issue),           N/R      1,000,000
                 Series 1995, Variable Rate Demand Bonds, 3.100%, 1/01/15+

  1,900,000    Massachusetts Industrial Finance Agency, Edgewood Retirement            VMIG-1      1,900,000
                 Community Project, Series 1995-C, Variable Rate Demand Bonds,
                 3.350%, 11/15/25+

  1,000,000    Massachusetts Industrial Finance Agency (Lower Mills Associates            N/R      1,000,000
                LP), Series 1995, Variable Rate Demand Bonds, 3.100%, 12/01/20+

  1,800,000    Massachusetts Industrial Finance Agency (Newbury College),                 N/R      1,800,000
                 1996 Series, Variable Rate Demand Bonds, 3.100%, 6/01/21+

  1,800,000    Massachusetts Water Resources Authority, Series 1994,                     A-1+      1,800,000
                 Commercial Paper, 3.350%, 3/06/97

  1,500,000    Medway Massachusetts Bond Anticipation Notes, 4.000%, 6/13/97              N/R      1,501,812

  1,000,000    Natick Bond Anticipation Notes, General Obligation Unlimited Tax           N/R      1,001,436
                 -- Note, 3.750%, 2/27/98

    500,000    New Bedford Industrial Development Revenue Refunding (Cliftex              N/R        500,000
                 Corporation), Series 1989, Variable Rate Demand Bonds,
                 4.210%, 10/01/97

  1,000,000    Peabody Bond Anticipation Notes, General Obligation Unlimited Tax          N/R      1,001,431
                 -- Note, 4.150%, 8/15/97

    900,000    Puerto Rico Industrial Medical Education and Environmental                 A-1        900,000
                 Authority, Ana G. Mendez Educational Foundation (FEAGM Project),
                 Variable Rate Demand Bonds, 3.300%, 12/01/15+
------------------------------------------------------------------------------------------------------------
$39,260,000    Total Investments -- 95.7%                                                         39,270,871
===========-------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 4.3%                                               1,753,607
               ---------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                $41,024,478
               =============================================================================================
               *      Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

               N/R -- Investment is not rated.

               +      The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.



               Portfolio of Investments                                   Nuveen Municipal Money Market Funds
                                                                              February 28, 1997 Annual Report
               New York
 Principal                                                                                          Amortized
    Amount     Description                                                           Ratings*            Cost
-------------------------------------------------------------------------------------------------------------
$1,000,000     Buffalo Revenue Anticipation Notes, 4.250%, 7/15/97                      MIG-1      $1,002,377

 1,000,000     Dutchess County Industrial Development Agency Industrial Development     A-1         1,000,000
                Revenue Bonds (Toys "R" US -- NYTEX Inc. Facility), Series 1984,
                Variable Rate Demand Bonds, 3.425%, 11/01/19+

 1,000,000     Great Neck Union Free School District In The County Of Nassau New York,  MIG-1       1,001,127
                Tax Anticipation Notes For 1996-1997, 4.250%, 6/30/97

   700,000     Guilderland Industrial Development Agency, Industrial Development        P-1           700,000
                Variable Rate Refunding Bonds, Series 1993A (Northeastern Ind. Park),
                Variable Rate Demand Bonds, 3.200%, 12/01/08+

 1,000,000     Nassau County Industrial Development Agency, Manhasset Associates        A-1         1,000,000
                Project, Series 1984, Variable Rate Demand Bonds, 3.250%, 12/01/99+

   300,000     Nassau County Industrial Development Agency, Cold Spring Harbor Series   A-1+          300,000
                1993, Variable Rate Demand Bonds, 3.400%, 7/01/23+

   385,000     New York City Housing Development Corporation (Parkgate Tower),          A-1+          385,000
                Variable Rate Demand Bonds, 3.250%, 12/01/07+

   300,000     New York City Housing Development Corporation (Columbus Gardens          A-1+          300,000
                Project), Variable Rate Demand Bonds, 3.200%, 2/01/07+

 1,000,000     New York City Industrial Development Agency, Refunding Revenue           A-1         1,000,000
                (LaGuardia Associates Project), Variable Rate Demand Bonds,
                3.400%, 12/01/15+

 1,100,000     New York City Trust for Cultural Resources (Guggenheim Foundation),      VMIG-1      1,100,000
                Variable Rate Demand Bonds, 3.300%, 12/01/15+

 1,000,000     New York City General Obligation Fiscal 1996 Series J-2, Commercial      A-1+        1,000,000
                Paper, 3.450%, 7/06/97

 1,000,000     New York City Series J-3, Commercial Paper, 3.550%, 5/30/97              A-1+        1,000,000

 1,000,000     Dormitory Authority of the State of New York (Sloan Kettering Cancer     A-1         1,000,000
                Center), Variable Rate Demand Bonds, 3.250%, 3/03/97

   900,000     New York State Dormitory Authority, Revenue Bonds, Series 1995,          VMIG-1        900,000
                (Beverwyck Inc.), Variable Rate Demand Bonds, 3.400%, 7/01/25+

 1,000,000     New York State Energy Research and Development Authority, Pollution      P-1         1,000,000
                Control Revenue (Central Hudson Gas and Electric Corporation),
                Variable Rate Demand Bonds, 3.200%, 11/01/20+

 2,400,000     New York State Energy Research and Development Authority, Pollution      N/R         2,400,000
                Control (Niagara Mohawk Power Corporation), Variable Rate Demand
                Bonds, 3.700%, 3/01/27+

 1,000,000     New York State Environmental Facilities Corporation (General Electric    A-1+        1,000,000
                Company), Commercial Paper, 3.450%, 6/27/97





                             Portfolio of Investments
                             New York -- continued

             Principal                                                                                                     Amortized
                Amount       Description                                                                     Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
           $ 1,200,000       New York State Housing Finance Agency (Normandie Court), Variable               VMIG-1     $  1,200,000
                               Rate Demand Bonds, 3.200%, 5/15/15+

               900,000       New York State Housing Finance Agency, Demand Revenue Bonds,                    VMIG-1          900,000
                               Series 1984-A (Mt. Sinai School of Medicine), Variable Rate
                               Demand Bonds, 3.300%, 11/01/14+

               765,000       New York State Job Development Authority, Series 1984E, Variable                 MIG-1          765,000
                               Rate Demand Bonds, 3.700%, 3/01/99+

             1,200,000       New York Local Government Assistance Corp., Series 1995E, Variable              VMIG-1        1,200,000
                               Rate Demand Bonds, 3.200%, 4/01/25+

             1,000,000       New York State Medical Care Facilities Finance Agency (Lenox Hill               VMIG-1        1,000,000
                               Hospital), Variable Rate Demand Bonds, 3.250%, 11/01/08+

             1,200,000       New York State Medical Care Facilities Finance Agency (Children's               VMIG-1        1,200,000
                               Hospital of Buffalo), Variable Rate Demand Bonds,
                               3.400%, 11/01/05+

             1,000,000       Sayville UFSD General Obligation Tax Anticipation Notes,                         MIG-1        1,001,704
                               4.500%, 6/26/97

             1,100,000       Village of Southampton, Suffolk County, New York, Anticipation                      N/R       1,103,040
                               Notes, 1997, 4.000%, 2/13/98

               500,000       Syracuse Industrial Development Agency, Multi-Modal                             VMIG-1          500,000
                               Interchangeable Rate, Civic Facility Revenue Bonds, (Syracuse
                               University), Variable Rate Demand Bonds, 3.300%, 3/01/23+

               400,000       Triborough Bridge and Tunnel Authority Special Obligation, Variable              MIG-1          400,000
                               Rate Demand Bonds, Series 1994, 3.200%, 1/01/24+

               500,000       Yonkers Industrial Development Agency, Series 1989 Civic Facility               VMIG-1          500,000
                               Revenue Bonds, Variable Rate Demand Bonds, 3.150%, 7/01/19+
------------------------------------------------------------------------------------------------------------------------------------
           $25,850,000      Total Investments -- 97.4%                                                                   25,858,248
=======================-------------------------------------------------------------------------------------------------------------
                            Other Assets Less Liabilities -- 2.6%                                                          688,053
                            --------------------------------------------------------------------------------------------------------
                            Net Assets -- 100%                                                                         $26,546,301
                            ========================================================================================================

                            *    Ratings (not covered by the report of
                                 independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                            N/R--Investment is not rated.

                            + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
                                 This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Statement of Net Assets

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                                Reserves              CA              MA             NY
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments in short-term municipal securities,
at amortized cost (note 1)                                  $302,245,314    $185,094,366     $39,270,871    $25,858,248
Cash                                                             961,970         222,102         623,305        456,427
Receivables:
  Interest                                                     1,796,319         821,593         227,624        122,943
  Investments sold                                                    --               -       1,060,000        220,000
Other assets                                                      18,613          14,186          15,483          7,845
-----------------------------------------------------------------------------------------------------------------------
    Total assets                                             305,022,216     186,152,247      41,197,283     26,665,463
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 4)                                       114,301          54,527          12,387          8,154
  Other                                                          177,952          67,513          72,516         50,699
Dividends payable                                                642,483         391,603          87,902         60,309
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                            934,736         513,643         172,805        119,162
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)        $304,087,480    $185,638,604     $41,024,478    $26,546,301
=======================================================================================================================
Shares outstanding:
  Service Plan series                                                 --      95,306,430       9,964,264        414,071
  Distribution Plan series                                            --      57,489,607      27,082,874     26,115,563
  Institutional series                                                --      32,842,567       3,977,340         16,667
-----------------------------------------------------------------------------------------------------------------------
Total shares outstanding                                     304,087,480     185,638,604      41,024,478     26,546,301
=======================================================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                       $1.00           $1.00           $1.00          $1.00
=======================================================================================================================



                                                                        See accompanying notes to financial statements.

Statement of Operations
Year ended February 28, 1997



                                                                        Reserves
--------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                 $11,181,059
--------------------------------------------------------------------------------
Expenses
  Management fees (note 4)                                            1,543,853
  12b-1 expense (note 4)                                                141,601
  Shareholders' servicing agent fees and expenses                       459,638
  Custodian's fees and expenses                                          95,010
  Directors' fees and expenses (note 4)                                   5,661
  Professional fees                                                      56,561
  Shareholders' reports -- printing and mailing expenses                112,921
  Federal and state registration fees                                    40,661
  Other expenses                                                         25,832
--------------------------------------------------------------------------------
Total expenses before expense reimbursement                           2,481,738
  Expense reimbursement from investment adviser (note 4)               (165,912)
--------------------------------------------------------------------------------
Net expenses                                                          2,315,826
--------------------------------------------------------------------------------
Net investment income                                                 8,865,233
Net gain (loss) from investment transactions (notes 1 and 2)                  -
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 8,865,233
================================================================================



                                 See accompanying notes to financial statements.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                                                                                    California Money Market
                                                                  ------------------------------------------------------------
                                                                                  Distribution
                                                                  Service Plan            Plan     Institutional
                                                                        series          series            series         Total
------------------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                 $2,449,983      $2,251,066        $1,698,717    $6,399,766
------------------------------------------------------------------------------------------------------------------------------

Expenses
  Management fees (note 4)                                             281,392         258,625           195,771       735,788
  12b-1 expense (note 4)                                                86,592          61,766                --       148,358
  Shareholders' servicing agent fees and expenses                        4,862          32,159               229        37,250
  Custodian's fees and expenses                                         23,466          22,054            16,175        61,695
  Directors' fees and expenses (note 4)                                  2,114           1,328               506         3,948
  Professional fees                                                      3,038           2,724             1,469         7,231
  Shareholders' reports -- printing and mailing expenses                 6,940          11,197             3,251        21,388
  Federal and state registration fees                                    2,366           3,230             4,274         9,870
  Other expenses                                                         4,218           4,674             3,328        12,220
------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                            414,988         397,757           225,003     1,037,748
  Expense reimbursement from investment adviser (note 4)               (28,060)        (42,073)               --       (70,133)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           386,928         355,684           225,003       967,615
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                2,063,055       1,895,382         1,473,714     5,432,151
Net gain (loss) from investment transactions (notes 1 and 2)                --              --                --            --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $2,063,055      $1,895,382        $1,473,714    $5,432,151
==============================================================================================================================









                                 See accompanying notes to financial statements.

Statement of Operations -- continued
Year ended February 28, 1997

                                                                                     Massachusetts Money Market
                                                                     ----------------------------------------------------------
                                                                     Service Plan Distribution Plan Institutional
                                                                           series            series        series         Total
-------------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                    $  990,723        $  913,895    $  151,058    $2,055,676
-------------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fees (note 4)                                                117,258           107,737        17,805       242,800
  12b-1 expense (note 4)                                                   36,759            25,412             -        62,171
  Shareholders' servicing agent fees and expenses                           1,287            34,571           774        36,632
  Custodian's fees and expenses                                            29,751            28,528         4,729        63,008
  Directors' fees and expenses (note 4)                                     1,507             1,621           276         3,404
  Professional fees                                                         8,722             9,968         1,690        20,380
  Shareholders' reports -- printing and mailing expenses                   16,218            31,343           156        47,717
  Federal and state registration fees                                       2,273               978         1,125         4,376
  Other expenses                                                            2,614             2,485           415         5,514
-------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                               216,389           242,643        26,970       486,002
  Expense reimbursement from investment adviser (note 4)                  (55,049)          (94,603)       (2,481)     (152,133)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                              161,340           148,040        24,489       333,869
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     829,383           765,855       126,569     1,721,807
Net gain (loss) from investment transactions (notes 1 and 2)                 (134)             (365)          (53)         (552)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $  829,249        $  765,490    $  126,516    $1,721,255
===============================================================================================================================
                                                                                     See accompanying notes to financial statements.

           ====
           28

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                                                                                        New York Money Market
                                                                 -----------------------------------------------------------------
                                                                 Service Plan    Distribution Plan   Institutional
                                                                       series               series          series           Total
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                   $14,354            $ 975,592            $574       $ 990,520
----------------------------------------------------------------------------------------------------------------------------------

Expenses
   Management fees (note 4)                                             1,671              113,406              66         115,143
   12b-1 expense                                                          133               11,444               -          11,577
   Shareholders' servicing agent fees and expenses                      1,318               32,710              25          34,053
   Custodian's fees and expenses                                          653               44,475              26          45,154
   Directors' fees and expenses (note 4)                                   20                1,372               -           1,392
   Professional fees                                                      248               17,143              11          17,402
   Shareholders' reports -- printing and mailing expenses               1,014               35,929              53          36,996
   Federal and state registration fees                                    182                  649               3             834
   Other expenses                                                          44                2,929               2           2,975
----------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                             5,283              260,057             186         265,526
   Expense reimbursement from investment adviser (note 4)              (2,985)            (104,103)            (95)       (107,183)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            2,298              155,954              91         158,343
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  12,056              819,638             483         832,177
Net gain (loss) from investment transactions (notes 1 and 2)                -                    -               -               -
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            $12,056            $ 819,638            $483       $ 832,177
==================================================================================================================================

    ====
    29                           See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                                                           Reserves
                                                                 ------------------------------
                                                                     Year ended     Year ended
                                                                        2/28/97        2/29/96
-----------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   8,865,233   $  10,864,878
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                           --              --
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                           8,865,233      10,864,878
-----------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (8,865,233)    (10,864,878)
-----------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                   423,698,103     808,776,352
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               8,439,437      10,240,006
-----------------------------------------------------------------------------------------------
                                                                   432,137,540     819,016,358
-----------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (467,712,524)   (830,960,291)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (35,574,984)    (11,943,933)
Net assets at the beginning of year                                339,662,464     351,606,397
-----------------------------------------------------------------------------------------------
Net assets at the end of year                                    $ 304,087,480   $ 339,662,464
===============================================================================================


                                 See accompanying notes to financial statements.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                                                      California Money Market
                                                                 ------------------------------------------------------------------
                                                                                         Year ended 2/28/97
                                                                 ------------------------------------------------------------------
                                                                  Service Plan    Distribution Plan   Institutional
                                                                        series               series          series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   2,063,055        $   1,895,382   $   1,473,714   $   5,432,151
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                    -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           2,063,055            1,895,382       1,473,714       5,432,151
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (2,063,055)          (1,895,382)     (1,473,714)     (5,432,151)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)

Net proceeds from sale of shares                                   138,494,313           60,809,468     209,608,538     408,912,319
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,919,782            1,593,201          47,282       3,560,265
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   140,414,095           62,402,669     209,655,820     412,472,584
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (115,829,598)         (77,933,155)   (211,205,458)   (404,968,211)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       24,584,497          (15,530,486)     (1,549,638)      7,504,373
Net assets at the beginning of year                                 70,721,933           73,020,093      34,392,205     178,134,231
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  95,306,430        $  57,489,607   $  32,842,567   $ 185,638,604
===================================================================================================================================


                                                                                      California Money Market
                                                                 ------------------------------------------------------------------
                                                                                         Year ended 2/29/96
                                                                 ------------------------------------------------------------------
                                                                  Service Plan    Distribution Plan   Institutional
                                                                        series               series          series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   1,933,448        $   2,282,992   $   1,255,971   $   5,472,411
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                    -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           1,933,448            2,282,992       1,255,971       5,472,411
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (1,933,448)          (2,282,992)     (1,255,971)     (5,472,411)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of share                                    137,297,132          130,907,267     212,399,556     480,603,955
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,633,671            1,762,239           3,093       3,399,003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   138,930,803          132,669,506     212,402,649     484,002,958
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (109,980,788)        (126,806,592)   (228,782,833)   (465,570,213)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       28,950,015            5,862,914     (16,380,184)     18,432,745
Net assets at the beginning of year                                 41,771,918           67,157,179      50,772,389     159,701,486
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  70,721,933        $  73,020,093   $  34,392,205   $ 178,134,231
===================================================================================================================================


                                 See accompanying notes to financial statements.




                                                                                    Massachusetts Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/28/97
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan  Institutional
                                                                        series              series         series           Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $    829,383        $    765,855   $    126,569   $   1,721,807
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                         (134)               (365)           (53)           (552)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             829,249             765,490        126,516       1,721,255
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (829,249)           (765,490)      (126,516)     (1,721,255)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    44,456,256          21,736,601     12,606,653      78,799,510
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 897,029             748,887         37,305       1,683,221
---------------------------------------------------------------------------------------------------------------------------------
                                                                    45,353,285          22,485,488     12,643,958      80,482,731
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (73,639,600)        (21,681,856)   (12,216,797)   (107,538,253)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (28,286,315)            803,632        427,161     (27,055,522)
Net assets at the beginning of year                                 38,250,579          26,279,242      3,550,179      68,080,000
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     $  9,964,264        $ 27,082,874   $  3,977,340   $  41,024,478
=================================================================================================================================


                                                                                    Massachusetts Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/29/96
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan  Institutional
                                                                        series              series         series           Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $    970,086        $    770,798   $    106,132   $   1,847,016
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -              -               -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             970,086             770,798        106,132       1,847,016
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (970,086)           (770,798)      (106,132)     (1,847,016)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    77,847,781          24,524,563     16,474,350     118,846,694
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 960,638             758,160         46,176       1,764,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                    78,808,419          25,282,723     16,520,526     120,611,668
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (68,289,392)        (23,240,661)   (14,005,907)   (105,535,960)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       10,519,027           2,042,062      2,514,619      15,075,708
Net assets at the beginning of year                                 27,731,552          24,237,180      1,035,560      53,004,292
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     $ 38,250,579        $ 26,279,242   $  3,550,179   $  68,080,000
=================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                              Nuveen Municipal Money Market Funds
                                                                                                  February 28, 1997 Annual Report

                                                                                       New York Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/28/97
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series          Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  12,056        $    819,638         $   483   $    832,177
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -               -              -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              12,056             819,638             483        832,177
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (12,056)           (819,638)           (483)      (832,177)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                        57,000          12,254,309               -     12,311,309
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  11,184             794,185               -        805,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                        68,184          13,048,494               -     13,116,678
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (208,572)        (18,564,379)              -    (18,772,951)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions         (140,388)         (5,515,885)              -     (5,656,273)
Net assets at the beginning of year                                    554,459          31,631,448          16,667     32,202,574
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $ 414,071        $ 26,115,563         $16,667   $ 26,546,301
=================================================================================================================================

                                                                                       New York Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/29/96
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series          Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  16,065        $    968,690         $   533   $    985,288
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -               -              -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              16,065             968,690             533        985,288
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (16,065)           (968,690)           (533)      (985,288)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                       364,272          36,230,907               -     36,595,179
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  13,053             942,307               -        955,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                       377,125          37,173,214               -     37,550,539
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (462,939)        (35,339,438)              -    (35,802,377)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions          (85,614)          1,833,776               -      1,748,162
Net assets at the beginning of year                                    640,073          29,797,672          16,667     30,454,412
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $ 554,459        $ 31,631,448         $16,667   $ 32,202,574
=================================================================================================================================


See accompanying notes to financial statements.

Notes to Financial Statements


1. General Information and Significant Accounting Policies
At February 28, 1997, the money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 28, 1997, the dollar-weighted average life was 33 days for Reserves, 22 days for California Money Market, 48 days for Massachusetts Money Market and 47 days for New York Money Market).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At February 28, 1997, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


Dividends and Distributions to Shareholders
Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes for the California, Massachusetts and New York Money Market Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 1997, have been designated Exempt Interest Dividends.

Insurance Commitments
The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Securities Transactions
Purchases and sales (including maturities) of investment securities during the fiscal year ended February 28, 1997, were as follows:


                            Reserves            CA            MA           NY
-----------------------------------------------------------------------------
Purchases               $871,686,296  $403,699,606  $148,958,093  $41,915,309
Sales and Maturities     904,765,000   395,942,000   179,764,679   47,958,387
-----------------------------------------------------------------------------

At February 28, 1997, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for all Funds.

3. Composition of Net Assets
At February 28, 1997, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                      Reserves                  CA                  MA                  NY
----------------------------------------------------------------------------------------------------------
Capital paid in:
  Service Plan series           $            -      $   95,306,430      $    9,964,264      $      414,071
  Distribution Plan series                   -          57,489,607          27,082,874          26,115,563
  Institutional series                       -             842,567           3,977,340              16,667
----------------------------------------------------------------------------------------------------------
Net assets                      $  304,087,480      $  185,638,604      $   41,024,478      $   26,546,301
----------------------------------------------------------------------------------------------------------
Authorized shares                2,000,000,000       2,350,000,000       2,500,000,000       2,500,000,000
----------------------------------------------------------------------------------------------------------

4. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of the John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                         Management fees
                                               ------------------------------------
Average daily net asset value                   Reserves                 CA, MA, NY
-----------------------------------------------------------------------------------
For the first $500 million                     .500 of 1%                .400 of 1%
For the next $500 million                      .475 of 1                 .375 of 1
For net assets over $1 billion                 .450 of 1                 .350 of 1
-----------------------------------------------------------------------------------

Also, pursuant to a distribution agreement with the Funds, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of the John Nuveen Company, pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and the Distributor pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report



annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Money Market Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Money Market Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

5. Investment Composition
Each Fund invests in municipal securities which include general obligation and revenue bonds. At February 28, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                    Reserves    CA    MA    NY
-------------------------------------------------------------------------------
Revenue Bonds:
  Pollution Control Facilities                            30%    4%   11%   33%
  Health Care Facilities                                  25    24    19    16
  Educational Facilities                                   4     -    23     7
  Housing Facilities                                       5    21     7     7
  Water/Sewer Facilities                                   2    18     5     -
  Lease Rental Facilities                                  -    10     -     -
  Electric Utilities                                       4     7     -     -
  Transportation                                           2     -     5     -
  Other                                                   12     1     -    10
General Obligation Bonds                                  13    15    30    27
Escrowed Bonds                                             3     -     -     -
-------------------------------------------------------------------------------
                                                         100%  100%  100%  100%
-------------------------------------------------------------------------------

In addition, certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third-party domestic or foreign banks or other institutions (94% for Reserves, 97% for California Money Market, 80% for Massachusetts Money Market and 84% for New York Money Market) (see note 1).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

             Financial Highlights


             Selected data for a share outstanding throughout each period is as follows.

                                                Income from
                                           Investment Operations              Less Distributions
                                         -------------------------         -------------------------


                                                               Net
                                    Net               realized and          Dividends                           Net         Total
                                  asset                 unrealized          from tax-                         asset        return
                                  value         Net    gain (loss)         exempt net  Distributions          value        on net
                              beginning  investment           from         investment   from capital         end of         asset
RESERVES                      of period     income*    investments             income          gains         period         value
----------------------------------------------------------------------------------------------------------------------------------

Year ended,
  2/28/97                        $1.000       $.029         $    -            $(.029)         $    -         $1.000          2.87%
  2/29/96                         1.000        .032              -             (.032)              -          1.000          3.23
  2/28/95                         1.000        .025              -             (.025)              -          1.000          2.46
  2/28/94                         1.000        .018              -             (.018)              -          1.000          1.84
  2/28/93                         1.000        .023              -             (.023)              -          1.000          2.34
5 months ended 2/29/92            1.000        .015              -             (.015)              -          1.000          1.45

Year ended,
  9/30/91                         1.000        .046              -             (.046)              -          1.000          4.57
  9/30/90                         1.000        .055              -             (.055)              -          1.000          5.45
  9/30/89                         1.000        .057              -             (.057)              -          1.000          5.70
  9/30/88                         1.000        .045              -             (.045)              -          1.000          4.52
----------------------------------------------------------------------------------------------------------------------------------

          * Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (see note 4 of the Notes to Financial Statements).

          ** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the per share data by series.

          *** Effective for the fiscal year ended April 30, 1991, and thereafter, the Fund has presented the per share data by series.

          +    Annualized.

          ++ Represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional series.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                      Ratios/Supplemental Data
--------------------------------------------------------------------

                                    Ratio                      Ratio
                                   of net                     of net
                    Ratio of   investment      Ratio of   investment
                    expenses    income to      expenses    income to
                  to average      average    to average      average
                  net assets   net assets    net assets   net assets
    Net assets        before       before         after        after
 end of period    reimburse-   reimburse-    reimburse-   reimburse-
(in thousands)          ment         ment         ment*        ment*
--------------------------------------------------------------------

      $304,087           .80%        2.82%         .75%        2.87%
       339,662           .79         3.18          .75         3.22
       351,606           .78         2.40          .75         2.43
       404,201           .80         1.78          .75         1.83
       450,746           .74         2.35          .74         2.35
       477,127           .75+        3.48+         .75+        3.48+
       451,808           .72         4.56          .72         4.56
       430,206           .73         5.45          .73         5.45
       390,258           .72         5.69          .72         5.69
       409,653           .73         4.52          .73         4.52
--------------------------------------------------------------------



                                               Income from
                                           Investment Operations          Less Distributions
                                         -------------------------    ---------------------------
                                                               Net
                                    Net               realized and     Dividends                        Net     Total
                                  asset                 unrealized          from                      asset    return
                                  value         Net    gain (loss)    tax-exempt    Distributions     value    on net
                              beginning  investment           from    investment     from capital    end of     asset
CALIFORNIA**                  of period     income*    investments        income            gains    period     value
---------------------------------------------------------------------------------------------------------------------

Year ended 2/28/97
  Service Plan series            $1.000       $.029    $         -       $(.029)    $           -    $1.000      2.94%
  Distribution Plan series        1.000        .029              -        (.029)                -     1.000      2.94
  Institutional series            1.000        .030              -        (.030)                -     1.000      3.02
Year ended 2/29/96
  Service Plan series             1.000        .033              -        (.033)                -     1.000      3.32
  Distribution Plan series        1.000        .033              -        (.033)                -     1.000      3.31
  Institutional series            1.000        .034              -        (.034)                -     1.000      3.40
Year ended 2/28/95
  Service Plan series             1.000        .026              -        (.026)                -     1.000      2.59
  Distribution Plan series        1.000        .026              -        (.026)                -     1.000      2.60
  Institutional series            1.000        .027              -        (.027)                -     1.000      2.69
Year ended 2/28/94
  Service Plan series             1.000        .019              -        (.019)                -     1.000      1.94
  Distribution Plan series        1.000        .019              -        (.019)                -     1.000      1.92
  Institutional series            1.000        .021              -        (.021)                -     1.000      2.07
Year ended 2/28/93
  Service Plan series             1.000        .023              -        (.023)                -     1.000      2.28
  Distribution Plan series        1.000        .023              -        (.023)                -     1.000      2.29
  Institutional series            1.000        .024              -        (.024)                -     1.000      2.36
8 months ended 2/29/92
  Service Plan series             1.000        .024              -        (.024)                -     1.000      2.39
  Distribution Plan series        1.000        .024              -        (.024)                -     1.000      2.39
  Institutional series            1.000        .025              -        (.025)                -     1.000      2.45
Year ended 6/30/91
  Service Plan series             1.000        .047              -        (.047)                -     1.000      4.70
  Distribution Plan series        1.000        .047              -        (.047)                -     1.000      4.70
  Institutional series            1.000        .048              -        (.048)                -     1.000      4.80
Year ended,
  6/30/90++                       1.000        .054              -        (.054)                -     1.000      5.37
  6/30/89++                       1.000        .056              -        (.056)                -     1.000      5.62
  6/30/88++                       1.000        .043              -        (.043)                -     1.000      4.28
---------------------------------------------------------------------------------------------------------------------

             See notes on page 40.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report



                     Ratios/Supplemental Data
-------------------------------------------------------------------

                                    Ratio                     Ratio
                                   of net                    of net
                    Ratio of   investment     Ratio of   investment
                    expenses    income to     expenses    income to
                  to average      average   to average      average
                  net assets   net assets   net assets   net assets
    Net assets        before       before        after        after
 end of period    reimburse-   reimburse-   reimburse-   reimburse-
(in thousands)          ment         ment        ment*        ment*
-------------------------------------------------------------------
      $ 95,306          .59%        2.89%         .55%        2.93%
        57,490          .61         2.87          .55         2.93
        32,843          .46         3.01          .46         3.01
        70,722          .56         3.28          .54         3.30
        73,020          .62         3.23          .55         3.30
        34,392          .46         3.39          .46         3.39
        41,772          .59         2.15          .55         2.19
        67,157          .64         2.47          .55         2.56
        50,772          .47         2.74          .47         2.74
       415,238          .53         1.94          .53         1.94
        72,380          .73         1.74          .55         1.92
        32,299          .41         2.06          .41         2.06
       469,812          .57         2.24          .55         2.26
        80,652          .62         2.19          .55         2.26
        24,156          .47         2.33          .47         2.33
       478,886          .56+        3.53+         .55+        3.54+
        91,670          .61+        3.48+         .55+        3.54+
        18,334          .45+        3.64+         .45+        3.64+
       431,590          .57         4.65          .55         4.67
        90,031          .61         4.61          .55         4.67
        22,342          .45         4.77          .45         4.77
       452,465          .59         5.34          .55         5.38
       362,927          .57         5.68          .55         5.70
       207,897          .59         4.27          .55         4.31
-------------------------------------------------------------------


                                                               Income from
                                                           Investment Operations               Less Distributions
                                                      -----------------------------      -----------------------------


                                                                                Net
                                               Net                     realized and       Dividends                          Net
                                             asset                       unrealized            from                        asset
                                             value             Net       gain (loss)     tax-exempt      Distributions     value
                                         beginning      investment             from      investment       from capital     end of
                                         of period          income*     investments          income              gains     period
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 2/28/97
  Service Plan series                      $1.000           $.028            $   -        $(.028)             $   -        $1.000
  Distribution Plan series                  1.000            .028                -         (.028)                 -         1.000
  Institutional series                      1.000            .028                -         (.028)                 -         1.000

Year ended 2/29/96
  Service Plan series                       1.000            .032                -         (.032)                 -         1.000
  Distribution Plan series                  1.000            .032                -         (.032)                 -         1.000
  Institutional series                      1.000            .032                -         (.032)                 -         1.000

Year ended 2/28/95
  Service Plan series                       1.000            .025                -         (.025)                 -         1.000
  Distribution Plan series                  1.000            .025                -         (.025)                 -         1.000
  Institutional series                      1.000            .026                -         (.026)                 -         1.000

Year ended 2/28/94
   Service Plan series                      1.000            .018                -         (.018)                 -         1.000
   Distribution Plan series                 1.000            .017                -         (.017)                 -         1.000
   Institutional series                     1.000            .018                -         (.018)                 -         1.000

Year ended 2/28/93
   Service Plan series                      1.000            .023                -         (.023)                 -         1.000
   Distribution Plan series                 1.000            .023                -         (.023)                 -         1.000
   Institutional series                     1.000            .023                -         (.023)                 -         1.000

Year ended 2/29/92
   Service Plan series                      1.000            .032                -         (.032)                 -         1.000
   Distribution Plan series                 1.000            .032                -         (.032)                 -         1.000
   Institutional series                     1.000            .032                -         (.032)                 -         1.000

Year ended 4/30/91
   Service Plan series                      1.000            .053                -         (.053)                 -         1.000
   Distribution Plan series                 1.000            .053                -         (.053)                 -         1.000
   Institutional series                     1.000            .053                -         (.053)                 -         1.000

Year ended,
   4/30/90++                                1.000            .057                -         (.057)                 -         1.000
   4/30/89++                                1.000            .050                -         (.050)                 -         1.000
   4/30/88++                                1.000            .043                -         (.043)                 -         1.000



                                             Total
                                            return
                                            on net
                                             asset
MASSACHUSETTS****                            value
-----------------------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series                        2.84%
  Distribution Plan series                   2.84
  Institutional series                       2.84

Year ended 2/29/96
  Service Plan series                        3.17
  Distribution Plan series                   3.17
  Institutional series                       3.18

Year ended 2/28/95
  Service Plan series                        2.53
  Distribution Plan series                   2.53
  Institutional series                       2.61

Year ended 2/28/94
   Service Plan series                       1.77
   Distribution Plan series                  1.74
   Institutional series                      1.80

Year ended 2/28/93
   Service Plan series                       2.33
   Distribution Plan series                  2.33
   Institutional series                      2.34

Year ended 2/29/92
   Service Plan series                       3.22
   Distribution Plan series                  3.22
   Institutional series                      3.24

Year ended 4/30/91
   Service Plan series                       5.30
   Distribution Plan series                  5.30
   Institutional series                      5.30

Year ended,
   4/30/90++                                 5.70
   4/30/89++                                 5.00
   4/30/88++                                 4.29
------------------------------------------------------------------------------------------------------------------------------------

                       See notes on page 40

                                                                                                 Nuveen Municipal Money Market Funds
                                                                                                     February 28, 1997 Annual Report




                                   Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
                                                  Ratio                                      Ratio
                                                 of net                                     of net
                            Ratio of         investment             Ratio of            investment
                            expenses          income to             expenses             income to
                          to average            average           to average               average
                          net assets         net assets           net assets            net assets
        Net assets            before             before               before                before
     end of period        reimburse-         reimburse-           reimburse-            reimburse-
    (in thousands)              ment               ment                 ment*                 ment*
----------------------------------------------------------------------------------------------------

          $ 9,964               .74%               2.64%                 .55%                 2.83%
           27,083               .90                2.49                  .55                  2.84
            3,977               .61                2.78                  .55                  2.84

           38,251               .63                3.06                  .55                  3.14
           26,279               .84                2.87                  .55                  3.16
            3,550               .57                3.12                  .54                  3.15

           27,732               .61                2.49                  .55                  2.55
           24,237               .82                2.28                  .55                  2.55
            1,036               .47                2.63                  .47                  2.63

           38,576               .55                1.88                  .52                  1.91
           27,773               .76                1.67                  .55                  1.88
            3,406               .49                1.93                  .49                  1.93


           40,214               .73                2.16                  .55                  2.34
           27,993               .82                2.07                  .55                  2.34
            5,325               .58                2.31                  .55                  2.34


           61,476               .62+               3.73+                 .55+                 3.80+
           34,509               .72+               3.63+                 .55+                 3.80+
            8,917               .53                3.82+                 .53+                 3.82+

           37,979               .68                5.12                  .55                  5.25
           33,809               .76                5.04                  .55                  5.25
           14,973               .54                5.26                  .54                  5.26

           53,631               .74                5.48                  .55                  5.67
           31,319               .76                4.97                  .55                  5.18
           35,614               .75                4.03                  .48                  4.30
----------------------------------------------------------------------------------------------------

                                                  Income from
                                             Investment Operations           Less Distributions
                                           --------------------------    ---------------------------
                                                                  Net
                                    Net                  realized and     Dividends                        Net     Total
                                  asset                    unrealized          from                      asset    return
                                  value           Net     gain (loss)    tax-exempt    Distributions     value    on net
                              beginning    investment            from    investment     from capital    end of     asset
NEW YORK***                   of period       income*     investments        income            gains    period     value
-------------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series            $1.000         $.029           $   -        $(.029)           $   -    $1.000      2.90%
  Distribution Plan series        1.000          .029               -         (.029)               -     1.000      2.90
  Institutional series            1.000          .029               -         (.029)               -     1.000      2.90

Year ended 2/29/96
  Service Plan series             1.000          .032               -         (.032)               -     1.000      3.20
  Distribution Plan series        1.000          .032               -         (.032)               -     1.000      3.20
  Institutional series            1.000          .032               -         (.032)               -     1.000      3.20

Year ended 2/28/95
  Service Plan series             1.000          .024               -         (.024)               -     1.000      2.36
  Distribution Plan series        1.000          .024               -         (.024)               -     1.000      2.37
  Institutional series            1.000          .023               -         (.023)               -     1.000      2.28

Year ended 2/28/94
  Service Plan series             1.000          .015               -         (.015)               -     1.000      1.51
  Distribution Plan series        1.000          .015               -         (.015)               -     1.000      1.51
  Institutional series            1.000          .015               -         (.015)               -     1.000      1.51

Year ended 2/28/93
  Service Plan series             1.000          .020               -         (.020)               -     1.000      2.02
  Distribution Plan series        1.000          .020               -         (.020)               -     1.000      2.02
  Institutional series            1.000          .020               -         (.020)               -     1.000      2.02

10 months ended 2/29/92
  Service Plan series             1.000          .029               -         (.029)               -     1.000      2.94
  Distribution Plan series        1.000          .029               -         (.029)               -     1.000      2.94
  Institutional series            1.000          .030               -         (.030)               -     1.000      2.97

Year ended 4/30/91
  Service Plan series             1.000          .047               -         (.047)               -     1.000      4.73
  Distribution Plan series        1.000          .047               -         (.047)               -     1.000      4.73
  Institutional series            1.000          .047               -         (.047)               -     1.000      4.73

Year ended,
  4/30/90++                       1.000          .054               -         (.054)               -     1.000      5.36
  4/30/89++                       1.000          .050               -         (.050)               -     1.000      4.95
  4/30/88++                       1.000          .041               -         (.041)               -     1.000      4.10
-------------------------------------------------------------------------------------------------------------------------

See notes on page 40.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                            Ratios/Supplemental Data
                              -------------------------------------------------------------------------------------
                                                 Ratio of net                       Ratio of net
                                    Ratio of       investment         Ratio of        investment
                                 expenses to        income to      expenses to         income to
                                  Net assets      average net      average net       average net       average net
                               end of period    assets before    assets before      assets after      assets after
NEW YORK***                   (in thousands)    reimbursement    reimbursement    reimbursement*    reimbursement*
-------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series                $   414             1.27%            2.17%              .55%             2.89%
  Distribution Plan series            26,116              .92             2.52               .55              2.89
  Institutional series                    17             1.12             2.33               .55              2.90

Year ended 2/29/96
  Service Plan series                    554             1.92             1.82               .55              3.19
  Distribution Plan series            31,631              .94             2.80               .55              3.19
  Institutional series                    17             1.38             2.37               .55              3.20

Year ended 2/28/95
  Service Plan series                    640              .95             1.98               .55              2.38
  Distribution Plan series            29,798              .79             2.14               .55              2.38
  Institutional series                    17             2.14              .79               .55              2.38

Year ended 2/28/94
  Service Plan series                    557             1.49              .69               .55              1.63
  Distribution Plan series            27,886              .78             1.40               .55              1.63
  Institutional series                    17             4.60            (2.42)              .55              1.63

Year ended 2/28/93
  Service Plan series                    529             1.17             1.42               .55              2.04
  Distribution Plan series            34,827              .78             1.81               .55              2.04
  Institutional series                    17            19.33           (16.59)              .55              2.19

10 months ended 2/29/92
  Service Plan series                  1,934              .87+            3.19+              .55+             3.51+
  Distribution Plan series            45,259              .71+            3.35+              .55+             3.51+
  Institutional series                    17            11.89+           (7.83)+             .55+             3.51+

Year ended 4/30/91
  Service Plan series                  1,653              .88             4.39               .55              4.72
  Distribution Plan series            41,446              .69             4.58               .55              4.72
  Institutional series                    17              .62             4.65               .55              4.72

Year ended,
  4/30/90++                           41,602              .71             5.18               .55              5.34
  4/30/89++                           30,262              .86             4.74               .55              5.05
  4/30/88++                           17,016             1.03             3.54               .50              4.07
-------------------------------------------------------------------------------------------------------------------

Report of Independent Public Accountants



To the Board of Directors and Shareholders of Nuveen Tax-Free Reserves, Inc.
Nuveen California Tax-Free Fund, Inc.
Nuveen Tax-Free Money Market Fund, Inc.:

We have audited the accompanying statements of net assets of Nuveen Tax-Free Reserves, Inc. (a Maryland Corporation), Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) (a Maryland Corporation) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds) (a Minnesota Corporation), including the portfolios of investments, as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Free Fund, Inc. and Nuveen Tax-Free Money Market Fund, Inc. as of February 28, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 1997

Nuveen California Tax-Free Money Market Fund
February 28, 1997 Annual Report

                           California
                           Shareholder Meeting Report


                           On February 28, 1997, the Nuveen California Tax-Free Money Market Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                           Service   Distribution  Institutional
                                         Portfolio      Portfolio      Portfolio
--------------------------------------------------------------------------------
Election of the Fund's
Board of Directors
--------------------------------------------------------------------------------
 (A)  Bremner            For            61,177,310     19,108,011     45,291,091
                         Withhold              760        113,460         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (B)  Brown              For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (C)  Dean               For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (D)  Impellizzeri       For            61,177,310     19,076,491     45,291,091
                         Withhold              760        144,980         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (E)  Rosenheim          For            61,177,310     19,076,919     45,291,091
                         Withhold              760        144,552         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (F)  Sawers             For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (G)  Schneider          For            61,177,310     19,108,011     45,291,091
                         Withhold              760        113,460         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (H)  Schwertfeger       For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------


                            Shareholder Information


Nuveen Family of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth and Income Funds

Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds/1/

State Funds
Alabama            Michigan
Arizona            Missouri
California/2/      New Jersey/3/
Colorado           New Mexico
Connecticut        New York/2/
Florida/3/         North Carolina
Georgia            Ohio
Kansas             Pennsylvania
Kentucky/4/        South Carolina
Louisiana          Tennessee
Maryland           Virginia
Massachusetts/2/   Wisconsin

1.  Long-term, insured long-term, intermediate-term and limited-term portfolios.
2.  Long-term and insured long-term portfolios.
3.  Long-term and intermediate-term portfolios.
4.  Long-term and limited-term portfolios.


To purchase additional shares of your Nuveen Money Market Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you give your investment the added growth potential of long-term compounding.

For more information on the service options listed above, call your adviser, or Nuveen at (800) 621-7227.

                               Fund Information


Board of Directors
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413


Transfer Agent, Shareholder Services and Dividend Disbursing Agent Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217-5330

(800) 621-7227


Legal Counsel
Fried, Frank, Harris, Shriver
  & Jacobsen
Washington, D.C.


Public Accountants
Arthur Andersen LLP
Chicago, Illinois

                               Serving Investors
                                for Generations

                   [PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227


                                                                      MAN-1-4.97

                           PART C--OTHER INFORMATION

                         NUVEEN TAX-FREE RESERVES, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial Statements:

  Financial information included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to the Registrant's Annual Report:

    Portfolio of Investments, February 28, 1997

    Statement of Net Assets, February 28, 1997

    Statement of Operations, Year Ended February 28, 1997

    Statements of Changes in Net Assets, Years Ended February 28, 1997 and February 29, 1996

    Report of Independent Public Accountants, dated April 11, 1997

(b) Exhibits

      1.      Articles of Incorporation of Registrant, as amended and as currently in effect. Filed as Exhibit 1 to Registrant's
              Registration Statement on Form N-1A (File No. 2-78736) and
              incorporated herein by reference thereto.
      2.      By-Laws of Registrant as currently in effect. Filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A (File No. 2-
              78736) and incorporated herein by reference thereto.
      3.      Not applicable.
      4.      Specimen certificate of shares of Capital Stock of Registrant.
      5(a).   Investment Management Agreement between Registrant and Nuveen
              Advisory Corp. dated May 1, 1988. Filed as Exhibit 5(a) to Post-
              Effective Amendment No. 14 to the Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
      5(b).   Renewal, dated May 7, 1996, of Investment Management Agreement.
      6(a).   Distribution Agreement between Registrant and John Nuveen & Co.
              Incorporated, dated August 2, 1982. Filed as Exhibit 6 to
              Registrant's Registration Statement on Form N-1A (File No. 2-
              78736) and incorporated herein by reference thereto.
      6(b).   Renewal, dated July 26, 1996, of Distribution Agreement.
      7.      Not applicable.
      8(a).   Custody Agreement, dated October 1, 1993, between Registrant and
              United States Trust Company of New York. Filed as Exhibit 8 to
              Post-Effective Amendment No. 13 to Registrant's Registration
              Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
      8(b).   Letter evidencing assignment of U.S. Trust Company of New York's rights and responsibilities under the Custody Agreement to The
              Chase Manhattan Bank, and is incorporated herein by reference thereto.

      9.    Transfer Agency Agreement between Registrant and Shareholder
            Services, Inc. dated December 19, 1994. Filed as Exhibit 9 to Post-
            Effective Amendment No. 14 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
      9(a). Amendment No. 1 to Transfer Agency Agreement dated July 1, 1996.
     10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
     11.    Consent of Independent Public Accountants.
     12.    Not applicable.
     13.    Not applicable.
     14.    Not applicable.
     15. Distribution and Service Plan and related form of Service Agreement under the Registrant's 12b-1 Plan. Filed as Exhibit 15 to
            Registrant's Registration Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
     16.    Schedule of Computation of Yield Figures.
     17.    Financial Data Schedule.
     18.    Not applicable.
     99(a). Agreement for a Money Market Fund Insurance Program. Filed as
            Exhibit 18 to Post-Effective Amendment No. 8 to Registrant's
            Registration Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.
     99(b). Certified copy of resolution of Board of Directors authorizing the signing of the names of officers and directors on the Registration
            Statement pursuant to power of attorney.
     99(c). Original Powers of Attorney for all Registrant's Directors authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute the Registration Statement.
     99(d). Code of Ethics and Reporting Requirements. Filed as Exhibit 99(d) to Post-Effective Amendment No. 14 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-78736) and incorporated herein by reference thereto.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

As of April 7, 1997

      TITLE OF CLASS                                    NUMBER OF RECORD HOLDERS
      --------------                                    ------------------------
      Common Stock ($.01 par value)....................          30,998

ITEM 27: INDEMNIFICATION
Section 2-418 of the General Corporation Law of Maryland provides for Indemni-fication of officers and directors. Article NINTH of the Articles of Incorpo-ration of Registrant provides as follows:

  NINTH: To the maximum extent permitted by the General Corporation Law of the State of Maryland, as from time to time amended, the Corporation shall indemnify its currently acting and its former directors, officers, employ-ees and agents, and those persons who, at the request of the Corporation serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more such capacities. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled.

  Expenses (including attorneys' fees) incurred in defending a civil or crim-inal action, suit or proceeding (including costs connected with the prepa-ration of a settlement) may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, if authorized by the Board of Directors in the specific case, upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay that amount of the advance which exceeds the amount which it is ultimately de-termined that he is entitled to receive from the Corporation by reason of indemnification as authorized herein; provided, however, that prior to mak-ing any such advance at least one of the following conditions shall have been met: (1) the indemnitee shall provide a security for his undertaking,
  (2) the Corporation shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Corporation, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found and entitled to indemnification.

  Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect or provide indemnification to any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfea-sance, bad faith, gross negligence or reckless disregard of the duties in-volved in the conduct of his office ("disabling conduct"), and the Corpora-tion shall not indemnify any of its officers or directors against any lia-bility to the Corporation or to its security holders unless a determination shall have been made in the manner provided hereafter that such liability has not arisen from such officer's or director's disabling conduct. A de-termination that an officer or director is entitled to indemnification shall have been properly made if it is based upon (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reason-able determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a major-ity of a quorum of directors who are neither "interested persons" of the Corporation as defined in the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

                               -----------------

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, directors or controlling persons of the Registrant pursuant to the Articles of Incorporation of the Registrant or oth-erwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as ex-pressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or director or control-ling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, director or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling pre-cedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The directors and officers of the Registrant (and of the other management in-vestment companies for which Nuveen Advisory serves as investment adviser) are covered by an Investment Trust Errors and Omissions policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liabil-ity and expenses of claims of wrongful acts arising out of their position with the Registrant (and such other companies), except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the applicable investment company or where he or she had reasonable cause to believe this conduct was unlawful).

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Munici-pal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen Califor-nia Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Qual-ity Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Op-portunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Mu-nicipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen Cali-fornia Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Mu-nicipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York

Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Munic-ipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washing-ton Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund and Nuveen Insured Premium In-come Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these invest-ment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of The John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Mu-nicipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Ex-empt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served as a co-managing underwriter of the shares of Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Mu-nicipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advan-tage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen Cali-fornia Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Mu-nicipal Fund, Inc., Nuveen California Investment

Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida In-vestment Quality Municipal Fund, Nuveen New Jersey Investment Quality Munici-pal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Munici-pal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium In-come Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Mu-nicipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL       POSITIONS AND OFFICES       POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH UNDERWRITER            WITH REGISTRANT
-----------------------------------------------------------------------------
Timothy R. Schwertfeger  Chairman of the Board,      Chairman of the Board
333 West Wacker Drive    Chief Executive Officer     and Director
Chicago, IL 60606        and Director
Anthony T. Dean          President and Director      President and Director
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian          Executive Vice President    None
333 West Wacker Drive    and Chief Financial Officer
Chicago, IL 60606
Bruce P. Bedford         Executive Vice President    Executive Vice President
333 West Wacker Drive
Chicago, IL 60606

William Adams IV               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis               Vice President                    None
One South Main Street
Dayton, Ohio 45402
Clifton L. Fenton              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan           Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy                 Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis              Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer         Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Larry W. Martin                Vice President and                Vice President and
333 West Wacker Drive          Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz                Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen            Vice President and                Vice President and
333 West Wacker Drive          Controller                        Controller
Chicago, IL 60606

Stuart W. Rogers               Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.          Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow            Vice President and                  Vice President and
333 West Wacker Drive          Treasurer                           Treasurer
Chicago, IL 60606
Paul C. Williams               Vice President                      None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman           Vice President and                  Vice President and
333 West Wacker Drive          Assistant Secretary                 Assistant Secretary
Chicago, IL 60606

ITEM 30: LOCATION OF ACCOUNT AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, main-tains Articles of Incorporation, By-Laws, minutes of directors and shareholder meetings, contracts and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004, main-tains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not main-tained by Nuveen Advisory Corp., or Shareholder Services, Inc.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 main-tains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
Not applicable.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATE-MENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THIS CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 30TH DAY OF MAY, 1997.

                                         NUVEEN TAX-FREE RESERVES, INC.

                                              /s/ Gifford R. Zimmerman
                                         --------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

           SIGNATURE                     TITLE                          DATE
           ---------                     -----                          ----
    /s/ O. Walter Renfftlen
-------------------------------
      O. Walter Renfftlen       Vice President and                  May 30, 1997
                                 Controller (Principal
                                 Financial and
                                 Accounting Officer)

    Timothy R. Schwertfeger     Chairman of the Board    )
                                 and Director (Principal )
                                 Executive Officer)      )
                                                         )
        Anthony T. Dean         President and Director   )
                                                         )
       Robert P. Bremner        Director                 )
                                                         )
       Lawrence H. Brown        Director                 ) By  /s/ Gifford R. Zimmerman
                                                         )   --------------------------
     Anne E. Impellizzeri       Director                 )      Gifford R. Zimmerman
                                                         )        Attorney-in-Fact
     Margaret K. Rosenheim      Director                 )
                                                         )          May 30, 1997
        Peter R. Sawers         Director                 )
                                                         )
     William J. Schneider       Director                 )


AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND DIRECTORS OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS FILED AS AN EX-HIBIT.

                               INDEX TO EXHIBITS

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
           Specimen certificate of shares of Capital Stock of
  4.       Registrant.
           Renewal, dated May 7, 1996, of Investment Management
  5(b).    Agreement.
           Renewal, dated July 26, 1996, of Distribution
  6(b).    Agreement.
           Amendment No. 1 to Transfer Agency Agreement dated
  9(a).    July 1, 1996.
 10.       Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11.       Consent of Independent Public Accountants.
 16.       Schedule of Computation of Yield Figures.
 17.       Financial Data Schedule.
 99(b).    Certified copy of resolution of Board of Directors
           authorizing the signing of the names of directors and
           officers on the Registration Statement pursuant to
           power of attorney.
 99(c).    Original Powers of Attorney authorizing, among
           others, Gifford R. Zimmerman and Larry W. Martin to
           execute the Registration Statement on behalf of all
           of the Registrant's Directors.